Stock Fund

www.dodgeandcox.com

For Fund literature, transactions, and account

information, please visit the Funds’ web site.

or write or call:

DODGE & COX FUNDS

c/o Boston Financial Data Services

P.O. Box 8422

Boston, Massachusetts 02266-8422

(800) 621-3979

INVESTMENT MANAGER

Dodge & Cox

555 California Street, 40th Floor

San Francisco, California 94104

(415) 981-1710

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

This report reflects our views, opinions, and portfolio holdings as of March 31, 2009, the end of the reporting period. Any such views are subject to change at any time based upon market or other conditions and Dodge & Cox disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dodge & Cox Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dodge & Cox Fund.

03/09 SF QR       Printed on recycled paper

2009

First Quarter Report

March 31, 2009

Stock Fund

ESTABLISHED 1965

TICKER:  DODGX

TO OUR SHAREHOLDERS

The Dodge & Cox Stock Fund had a total return of negative 14.9% for the first quarter of 2009, compared to a total return of negative 11.0% for the Standard & Poor’s 500 Index (S&P 500). Please refer to page three for longer-term results of the Fund. At quarter end, the Fund had net assets of $27.1 billion with a cash position of 2.8%.

Equity markets remained under intense pressure during the first quarter of 2009, although they finished with a strong rally in March, with the S&P 500 gaining 18% since its March 9 low. The financial crisis that erupted in 2008 has continued to spread to the domestic and global economies. With unemployment rising, output falling, and demand weak across many industries, the short-term outlook for the domestic economy is murky at best. Not surprisingly, corporate profits have been under downward pressure, especially for more cyclical companies.

INVESTMENT STRATEGY—STAY FOCUSED ON THE LONG TERM

Many investors have understandably been reevaluating their appetite for risk in the current uncertain environment. Although it is always tempting in the midst of a market downturn to head for the safety of cash or other investments perceived to be less risky, we believe it is critical as equity investors to maintain a long-term perspective. Despite today’s gloomy headlines, we believe it is appropriate for the Fund to remain close to fully invested. Credit and business cycles invariably run their course and financial markets usually anticipate the eventual recovery well in advance of improving economic conditions.

While it is clear that we are in the midst of a deep domestic recession (by most measures the worst since 1982), it is not a repeat of the Great Depression of the 1930s. The trillions of dollars of monetary and fiscal stimulus being created through various government programs to address the financial crisis represent a truly monumental effort just starting to bear fruit. In the first quarter, Congress approved and the President signed a record-breaking fiscal stimulus package, and the government unveiled the Financial Stability Plan, a far-reaching effort to jump-start the flow of credit.

Dodge & Cox is committed to maintaining our bottom-up, fundamental research–driven approach to investing. However, in these times, we also recognize the importance of monitoring the challenges in the broad economy in order to assess whether the Fund’s holdings can survive the near-term economic pressures and realize their long-term potential. As discussed in the Fund’s 2008 Annual Report, our team of equity and fixed income research analysts continue to update and stress-test our financial models for each company held in the Fund, paying particular attention to liquidity-related vulnerabilities in view of the challenging credit market.

The Fund is well diversified—holding 78 companies, the large majority of which are industry leaders in strong financial condition. Examples include Hewlett-Packard, Comcast, Schlumberger, and Amgen. Two areas of focus in the Fund are Health Care and Information Technology companies, representing 27% and 20% of the Fund, respectively. We believe these holdings have attractive long-term growth and/or cost-cutting opportunities, and many are expanding their operations in the developing world.

The Fund also continues to hold certain companies that are economically sensitive or are addressing significant operational problems and other challenges. These companies have been hit hard during this downturn. Examples include Capital One, Sprint Nextel, Xerox, and Macy’s. Investing a portion of the Fund in companies under pressure has been a hallmark of our approach for many decades—and has added value for Fund shareholders over the long term. This strategy requires a tremendous amount of due diligence, conviction, and persistence. As the economy and financial markets eventually begin to recover, and as these companies’ management teams work diligently to address their problems, we believe these holdings have the potential to become rewarding long-term investments, especially since their current valuations appear to already reflect very low expectations for future growth and profitability.

Due to the distress and uncertainty in the market, valuations are at historical lows. The Fund’s overall

PAGE 1 ▪ DODGE & COX STOCK FUND

portfolio is priced at eight times trailing 12-month earnings (excluding negative earnings) and 50% of sales, its lowest valuation level in more than a decade.

CONCLUSION

While we are disappointed by the Fund’s recent results, our experienced investment team is working hard to take advantage of the attractive opportunities being created during this period of economic stress and volatility. As we assimilate new information and make adjustments during these difficult times, we retain the utmost confidence in Dodge & Cox’s enduring value-oriented approach. Although it is impossible to predict the short-term direction of stock prices, our experience has taught us that persistence in the face of significant market dislocations can be rewarding for patient investors with long-term investment horizons.

Thank you for your continued confidence in our firm as a shareholder of the Dodge & Cox Stock Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

John A. Gunn, Chairman	Kenneth E. Olivier, President

May 5, 2009

FIRST QUARTER PERFORMANCE REVIEW

The Fund lagged the S&P 500 by 3.9 percentage points during the first quarter.

Key Detractors from Relative Results

▪

The Fund’s Information Technology holdings (down 8% versus up 4% for the S&P 500 sector) detracted from results, in the sole sector of the market with a positive return this quarter. For instance, holdings in Xerox (down 42%) and Tyco Electronics (down 31%) lagged, while several mega-cap stocks not held in the Fund generated strong returns.

▪	The Fund’s Financials holdings (down 45% versus down 28% for the S&P 500 sector) performed poorly. Capital One (down 61%) and Wells Fargo (down 51%) were notable detractors.
▪

Holdings in the Health Care sector (down 12% versus down 8% for the S&P 500 sector), combined with a higher average portfolio weighting in the sector (29% versus 16%), hurt results. Novartis and UnitedHealth (both down 21%) were notable detractors.

▪	Individual detractors included Dow Chemical (down 43%), General Electric (down 36%), and FedEx (down 30%).

Key Contributors to Relative Results

▪	Relative returns from holdings in the Energy sector (down 7% versus down 11% for the S&P 500 sector) contributed, including Schlumberger (down 4%).
▪	Relative returns from Consumer Staples holdings (down 5% versus down 11% for the S&P 500 sector) were beneficial. Walgreen was up 6%.
▪

Individual contributors to relative results included Sprint Nextel (up 95%), CarMax (up 58%), and Wyeth (up 16% after agreeing to be acquired by Pfizer). Several Information Technology holdings were also strong, including Sun Microsystems (up 92%), BMC Software (up 23%), and Maxim Integrated Products (up 18%).

DODGE & COX STOCK FUND ▪	PAGE	2

GROWTH OF $10,000 OVER 10 YEARS

FOR AN INVESTMENT MADE ON MARCH 31, 1999

AVERAGE ANNUAL TOTAL RETURN

FOR PERIODS ENDED MARCH 31, 2009

	1 Year	5 Years	10 Years	20 Years
Dodge & Cox Stock Fund	-45.20%	-6.59%	2.60%	9.09%
S&P 500	-38.08	-4.77	-2.99	7.43

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly. Visit the Fund’s web site at www.dodgeandcox.com or call 1-800-621-3979 for current performance figures.

The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. The Standard & Poor’s 500 Index (S&P 500) is a broad-based unmanaged measure of common stocks. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.

Standard & Poor’s, Standard & Poor’s 500, and S&P 500® are trademarks of The McGraw-Hill Companies, Inc.

DODGE & COX STOCK FUND ▪ PAGE 3

FUND INFORMATION	March 31, 2009

GENERAL INFORMATION
Net Asset Value Per Share	$62.90
Total Net Assets (billions)	$27.1
2008 Expense Ratio	0.52%
2008 Portfolio Turnover Rate	31%
30-Day SEC Yield(a)	2.80%
Fund Inception	1965
No sales charges or distribution fees

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose nine members’ average tenure at Dodge & Cox is 23 years.

PORTFOLIO CHARACTERISTICS	Fund	S&P 500
Number of Stocks	78	500
Median Market Capitalization (billions)	$10	$6
Weighted Average Market Capitalization (billions)	$43	$68
Price-to-Earnings Ratio(b)	10.1x	16.3x
Foreign Stocks(c)	18.1%	0.0%

TEN LARGEST HOLDINGS(d)	Fund
Hewlett-Packard Co.	5.1%
Comcast Corp.	4.8
Schlumberger, Ltd.	3.7
Novartis AG (Switzerland)	3.6
Amgen, Inc.	3.4
GlaxoSmithKline PLC (United Kingdom)	3.2
WellPoint, Inc.	3.2
Occidental Petroleum Corp.	2.9
Time Warner, Inc.	2.5
Cardinal Health, Inc.	2.5

ASSET ALLOCATION

SECTOR DIVERSIFICATION	Fund	S&P 500
Health Care	27.2%	15.3%
Information Technology	19.8	18.0
Consumer Discretionary	19.1	8.8
Energy	11.2	13.0
Financials	7.6	10.8
Industrials	6.2	9.7
Consumer Staples	2.7	12.8
Telecommunication Services	1.9	4.0
Materials	1.5	3.3
Utilities	0.0	4.3

(a)	SEC yield is an annualization of the Fund’s total net investment income per share for the 30-day period ended on the last day of the month.
(b)	Price-to-earnings (P/E) ratios are calculated using 12-month forward earnings estimates.
(c)	Foreign stocks are U.S. dollar-denominated.
(d)

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell, or hold any particular security.

PAGE 4 ▪ DODGE & COX STOCK FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS: 97.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 19.1%
CONSUMER DURABLES & APPAREL: 3.7%
Panasonic Corp. ADR(b) (Japan)	35,999,660	$397,076,250
Sony Corp. ADR(b) (Japan)	29,458,250	607,723,697

		1,004,799,947
MEDIA: 11.5%
Comcast Corp., Class A	94,412,832	1,287,791,028
DISH Network Corp., Class A(a)	6,045,670	67,167,394
Interpublic Group of Companies, Inc.(a)	20,429,193	84,168,275
Liberty Entertainment, Series A(a)	3,648,160	72,780,792
Liberty Global, Inc., Series A(a)	763,410	11,115,250
Liberty Global, Inc., Series C(a)	1,301,753	18,393,770
News Corp., Class A	95,752,326	633,880,398
Time Warner Cable, Inc.	10,302,042	255,490,647
Time Warner, Inc.	35,239,800	680,128,140

		3,110,915,694
RETAILING: 3.9%
CarMax, Inc.(a),(c)	11,812,400	146,946,256
Genuine Parts Co.	2,643,927	78,947,660
Home Depot, Inc.	23,116,700	544,629,452
Liberty Interactive, Series A(a)	36,160,600	104,865,740
Macy’s, Inc.	11,093,094	98,728,537
The Sherwin-Williams Co.	1,776,365	92,317,689

		1,066,435,334

		5,182,150,975
CONSUMER STAPLES: 2.7%
FOOD & STAPLES RETAILING: 2.7%
Wal-Mart Stores, Inc.	11,596,350	604,169,835
Walgreen Co.	5,014,375	130,173,175

		734,343,010
ENERGY: 11.2%
Baker Hughes, Inc.	15,061,494	430,005,654
Chevron Corp.	8,834,717	594,046,371
Occidental Petroleum Corp.	13,933,400	775,393,710
Royal Dutch Shell PLC ADR(b) (United Kingdom)	5,317,864	231,912,049
Schlumberger, Ltd.	24,574,712	998,224,801

		3,029,582,585

	SHARES	VALUE
FINANCIALS: 7.6%
BANKS: 3.0%
BB&T Corp.	2,245,898	$38,000,594
HSBC Holdings PLC ADR(b) (United Kingdom)	6,058,033	170,957,691
Wells Fargo & Co.	41,872,250	596,260,840

		805,219,125
DIVERSIFIED FINANCIALS: 2.9%
Capital One Financial Corp.(c)	26,304,011	321,961,095
Citigroup, Inc.	50,108,800	126,775,264
Credit Suisse Group AG ADR(b) (Switzerland)	4,205,300	128,219,597
Legg Mason, Inc.	4,358,600	69,301,740
SLM Corp.(a),(c)	26,195,782	129,669,121

		775,926,817
INSURANCE: 1.7%
AEGON NV(a),(b) (Netherlands)	26,882,488	103,228,754
American International Group, Inc.(a)	8,062,654	8,062,654
Genworth Financial, Inc., Class A(a)	6,909,800	13,128,620
Loews Corp.	3,910,100	86,413,210
The Travelers Companies, Inc.	6,514,650	264,755,376

		475,588,614

		2,056,734,556
HEALTH CARE: 27.2%
HEALTH CARE EQUIPMENT & SERVICES: 9.8%
Boston Scientific Corp.(a)	46,292,300	368,023,785
Cardinal Health, Inc.(c)	21,280,050	669,895,974
Covidien, Ltd.	5,628,750	187,099,650
Health Management Associates, Inc.(a),(c)	15,334,500	39,563,010
UnitedHealth Group, Inc.	25,800,200	539,998,186
WellPoint, Inc.(a)	22,565,654	856,817,882

		2,661,398,487

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 17.4%
Amgen, Inc.(a)	18,369,900	909,677,448
GlaxoSmithKline PLC ADR(b) (United Kingdom)	27,838,300	864,935,981
Merck & Co., Inc.	10,500,000	280,875,000
Novartis AG ADR(b) (Switzerland)	26,078,700	986,557,221
Pfizer, Inc.	30,824,404	419,828,383
Sanofi-Aventis ADR(b) (France)	22,396,600	625,537,038
Wyeth	14,868,600	639,944,544

		4,727,355,615

		7,388,754,102

PAGE 5 ▪ DODGE & COX STOCK FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 6.2%
CAPITAL GOODS: 3.5%
Eaton Corp.	3,358,102	$123,779,640
General Electric Co.	61,227,575	619,010,783
Koninklijke Philips Electronics NV(b) (Netherlands)	2,509,100	37,310,317
Tyco International, Ltd.(b) (Switzerland)	8,631,425	168,830,673

		948,931,413

COMMERCIAL SERVICES & SUPPLIES: 0.9%
Pitney Bowes, Inc.	10,291,750	240,312,363

TRANSPORTATION: 1.8%
FedEx Corp.	11,147,400	495,947,826

		1,685,191,602
INFORMATION TECHNOLOGY: 19.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.2%
Maxim Integrated Products, Inc.(c)	24,360,200	321,798,242

SOFTWARE & SERVICES: 6.5%
Autodesk, Inc.(a)	1,878,700	31,580,947
BMC Software, Inc.(a)	8,556,040	282,349,320
Cadence Design Systems, Inc.(a),(c)	23,293,600	97,833,120
Citrix Systems, Inc.(a),(c)	12,433,422	281,492,674
Computer Sciences Corp.(a),(c)	12,462,172	459,106,417
Compuware Corp.(a),(c)	22,096,012	145,612,719
EBay, Inc.(a)	26,587,400	333,937,744
Synopsys, Inc.(a)	6,825,369	141,489,899

		1,773,402,840
TECHNOLOGY, HARDWARE & EQUIPMENT: 12.1%
Hewlett-Packard Co.	43,075,608	1,381,003,992
Hitachi, Ltd. ADR(a),(b) (Japan)	7,409,800	203,399,010
Kyocera Corp. ADR(b) (Japan)	2,452,084	164,191,545
Molex, Inc.	2,550,100	35,038,374
Molex, Inc., Class A	8,727,930	110,321,035
Motorola, Inc.(a),(c)	155,139,211	656,238,863
Sun Microsystems, Inc.(a)	11,916,019	87,225,259
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	19,778,200	160,005,638
Tyco Electronics, Ltd.	20,299,925	224,111,172
Xerox Corp.(c)	57,778,300	262,891,265

		3,284,426,153

		5,379,627,235
MATERIALS: 1.5%
Cemex SAB de CV ADR(b) (Mexico)	13,132,572	82,078,575
Domtar Corp.(a)	16,447,023	15,624,672
Dow Chemical Co.	29,260,445	246,665,551
Vulcan Materials Co.	1,655,048	73,302,076

		417,670,874
TELECOMMUNICATION SERVICES: 1.9%
Sprint Nextel Corp.(a),(c)	139,849,239	499,261,783

TOTAL COMMON STOCKS (Cost $44,355,356,768)		$26,373,316,722

SHORT-TERM INVESTMENTS: 2.4%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$80,525,264	$80,525,264

REPURCHASE AGREEMENT: 2.1%
Fixed Income Clearing Corporation(d) 0.14%, 4/1/09, maturity value $567,331,206	567,329,000	567,329,000

TOTAL SHORT-TERM INVESTMENTS (Cost $647,854,264)		$647,854,264

TOTAL INVESTMENTS (Cost $45,003,211,032)	99.6%	$27,021,170,986
OTHER ASSETS LESS LIABILITIES	0.4%	121,240,582

NET ASSETS	100.0%	$27,142,411,568

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by Fannie Mae 0.00%-7.25%, 11/16/09-1/15/10; Federal Home Loan Bank 0.92%, 1/15/10; and Freddie Mac, 0.00%, 12/31/09. Total collateral value is $578,680,325.

ADR: American Depositary Receipt

DODGE & COX STOCK FUND ▪ PAGE 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$26,453,841,986
Level 2: Other Significant Observable Inputs	567,329,000
Level 3: Significant Unobservable Inputs	—

Total	$27,021,170,986

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax purposes was $45,075,678,654. Net unrealized depreciation aggregated $18,054,507,668, of which $1,786,742,068 represented appreciated securities and $19,841,249,736 represented depreciated securities.

PAGE 7 ▪ DODGE & COX STOCK FUND

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2009. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Cadence Design Systems, Inc.	23,293,600	—	—	23,293,600	$—	(b)	$97,833,120
Capital One Financial Corp.	26,304,011	—	—	26,304,011	9,864,004		321,961,095
Cardinal Health, Inc.	21,868,375	—	(588,325)	21,280,050	2,979,207		669,895,974
CarMax, Inc.	11,812,400	—	—	11,812,400	—	(b)	146,946,256
Citrix Systems, Inc.	12,014,741	418,681	—	12,433,422	—	(b)	281,492,674
Computer Sciences Corp.	13,462,172	—	(1,000,000)	12,462,172	—	(b)	459,106,417
Compuware Corp.	22,096,012	—	—	22,096,012	—	(b)	145,612,719
Health Management Associates, Inc.	15,334,500	—	—	15,334,500	—	(b)	39,563,010
Maxim Integrated Products, Inc.	24,360,200	—	—	24,360,200	4,872,040		321,798,242
Motorola, Inc.	155,139,211	—	—	155,139,211	—	(b)	656,238,863
SLM Corp.	26,195,782	—	—	26,195,782	—	(b)	129,669,121
Sprint Nextel Corp.	109,849,239	30,000,000		139,849,239	—	(b)	499,261,783
Xerox Corp.	57,778,300	—	—	57,778,300	2,455,578		262,891,265

					$20,170,829		$4,032,270,539

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX STOCK FUND ▪ PAGE 8

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DODGE & COX STOCK FUND ▪ PAGE 9

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DODGE & COX STOCK FUND ▪ PAGE 10

OFFICERS AND TRUSTEES

John A. Gunn, Chairman & Trustee

Chairman & Chief Executive Officer, Dodge & Cox

Kenneth E. Olivier, President & Trustee

President, Dodge & Cox

Dana M. Emery, Senior Vice President & Trustee

Executive Vice President, Dodge & Cox

William F. Ausfahl, Independent Trustee

Former Chief Financial Officer and member of Board of Directors, The Clorox Company

L. Dale Crandall, Independent Trustee

Former President, Kaiser Foundation Health Plan and Hospitals

Thomas A. Larsen, Independent Trustee

Director, Howard, Rice, Nemerovski, Canady, Falk & Rabkin

John B. Taylor, Independent Trustee

Professor of Economics, Stanford University; Senior Fellow, Hoover Institute and former Under Secretary for International Affairs, United States Treasury

Will C. Wood, Independent Trustee

Principal, Kentwood Associates, Financial Advisers

Charles F. Pohl, Senior Vice President

Vice President & Chief Investment Officer, Dodge & Cox

Diana S. Strandberg, Senior Vice President

Vice President, Dodge & Cox

David H. Longhurst, Treasurer

Vice President & Assistant Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary

Chief Operating Officer, Secretary & General Counsel, Dodge & Cox

Marcia P. Venegas, Chief Compliance Officer

Associate Chief Compliance Officer, Dodge & Cox

PAGE 11 ▪ DODGE & COX STOCK FUND

Global Stock Fund

www.dodgeandcox.com

For Fund literature, transactions, and account information, please visit the Funds’ web site.

or write or call:

DODGE & COX FUNDS

c/o Boston Financial Data Services

P.O. Box 8422

Boston, Massachusetts 02266-8422

(800) 621-3979

INVESTMENT MANAGER

Dodge & Cox

555 California Street, 40th Floor

San Francisco, California 94104

(415) 981-1710

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

This report reflects our views, opinions, and portfolio holdings as of March 31, 2009, the end of the reporting period. Any such views are subject to change at any time based upon market or other conditions and Dodge & Cox disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dodge & Cox Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dodge & Cox Fund.

03/09 GSF QR       Printed on recycled paper

2009

First Quarter Report

March 31, 2009

Global Stock

Fund

ESTABLISHED 2008

TICKER:  DODWX

TO OUR SHAREHOLDERS

The Dodge & Cox Global Stock Fund had a total return of negative 15.0% for the first quarter of 2009, compared to negative 11.9% for the MSCI World Index (MSCI World). At quarter end, the Fund had net assets of $389 million with a cash position of 2.9%.

The global recession that began in 2007 grew wider and deeper during the first quarter of 2009, as the impact of the financial panic in late 2008 continued to spread. Unemployment rose, consumers curtailed spending, companies reduced inventories, and global trade declined. Equities all over the globe fell significantly. At its low during the first quarter on March 9, 2009, the MSCI World had fallen 25% for the year, and 58% from its peak on October 31, 2007. Since that low, the MSCI World rose by 17% to quarter end.

INVESTMENT STRATEGY

It is increasingly clear that the global economy is in the midst of the most severe economic downturn since World War II. Looking at economic indicators as diverse as world trade, global raw material demand, employment, or housing prices, the picture is almost uniformly abysmal. Nevertheless, credit and business cycles invariably run their course, and financial markets often anticipate recoveries well in advance of improving conditions. Governments around the world have implemented significant monetary and fiscal stimulus policies in an effort to improve economic conditions. Their efforts have only now started to bear fruit.

Despite today’s gloomy headlines, investing on the basis of current news is not a recipe for long-term investment success. It is often the case that when things look the bleakest, the best opportunities may present themselves because valuations typically embed “fear and loathing”—the MSCI World is trading at roughly 12 times trailing 12-month earnings, well below its historical average. As long-term investors, our challenge is to assess short-term concerns while continuing to invest with an eye toward future prospects.

Since we cannot predict the timing of this or any economic cycle, the Fund is invested in companies we believe can both survive an economic downturn and potentially benefit from our expectation of long-term economic expansion. The Fund’s investments therefore include well-financed, stable industry leaders such as Chevron, Novartis, and Nokia, as well as more economically sensitive companies such as Capital One, Macy’s, and Lafarge. Investing a portion of assets in companies under pressure has been a hallmark of the Dodge & Cox approach for many decades—and has the potential to add value for our shareholders over the long term. This strategy requires ongoing due diligence, persistence, and patience. As the economy and global financial market eventually begin to recover, and as these companies’ management teams work diligently to address their problems, we believe these companies have the potential to become rewarding long-term holdings.

Sprint Nextel is one example of a company facing challenges where we believe the potential earnings and valuation recovery far exceed the risk implied by the current market price. Sprint became the third largest provider of wireless phone service in the U.S. with the acquisition of Nextel in 2005. Poor performance in the acquired business, combined with a high debt load, led to a significant drop in the share price from 2007 through early 2009. We believe that management is actively tackling the company’s problems and that its current cash balance, operating cash flow, and access to external financing are more than adequate to support Sprint Nextel during its potential turnaround. The company continues to have a valuable franchise in its core business and over time this value may be better reflected in its share price. Thus, we added significantly to the Fund’s holdings of Sprint Nextel early in the first quarter. We use this example to illustrate our investment process, not to imply that we think it is more attractive than the Fund’s other holdings.

As market volatility and uncertainty conspire with weak earnings to bring valuations to new lows, we have also been finding opportunities to invest in leading businesses with attractive growth potential, proactive management teams, and reasonably strong balance sheets. For example, during the first quarter we started a position in Merck, a global pharmaceutical company, and added to

PAGE 1 ▪ DODGE & COX GLOBAL STOCK FUND

our existing position in HSBC, a leading global bank with a strong position in Asia.

CONCLUSION

While we are disappointed by the Fund’s recent results, our experienced investment team continues to work hard to take advantage of the many attractive opportunities being created during this period of volatility. We still believe our approach—thorough research into individual companies, a long-term investment horizon, a focus on low valuations, and decision-making by a committee with an average tenure of 18 years at the firm—positions the Fund to take advantage of the opportunities currently available in the market. Although it is impossible to predict the short-term direction of stock prices, our experience has taught us that persistence in the face of significant market dislocations can be rewarding for patient investors with long-term investment horizons.

Thank you for your continued confidence in our firm as a shareholder of the Dodge & Cox Global Stock Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

John A. Gunn, Chairman	Diana S. Strandberg, Senior Vice President

May 5, 2009

FIRST QUARTER PERFORMANCE REVIEW

The Fund lagged the MSCI World by 3.1 percentage points during the first quarter.

Key Detractors from Relative Results

▪

Weak returns from the Fund’s Financials holdings (down 30% versus down 22% for the MSCI World sector) hurt relative performance. Detractors included Swiss Re (down 65%), Citigroup (down 62%), and Capital One (down 61%).

▪

The Fund’s overweight position in the Materials sector hurt relative performance. In addition, several holdings performed poorly, including Domtar (down 43%), Dow Chemical (down 43%), Cemex (down 32%), and Lafarge (down 25%).

▪

The Fund’s holdings in the Information Technology sector detracted from relative performance (down 10% versus up 1% for the MSCI World sector). Xerox (down 43%) and Tyco Electronics (down 31%) performed poorly.

Key Contributors to Relative Results

▪

Strong returns among Telecommunication Services holdings (up 19% versus down 12% for the MSCI World sector) contributed to relative performance. In particular, Sprint Nextel (up 95%) was a significant contributor.

▪	The Fund’s Energy holdings outperformed those in the MSCI World sector (down 3% versus down 8%). Lukoil (up 19%) and Petrobras (up 20%) helped relative performance.

DODGE & COX GLOBAL STOCK FUND ▪ PAGE 2

GROWTH OF $10,000 SINCE INCEPTION

FOR AN INVESTMENT MADE ON MAY 1, 2008

TOTAL RETURN

From 5/1/08 (inception) to 3/31/09
Dodge & Cox Global Stock Fund	-54.27%
MSCI World	-45.45

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly. Visit the Fund’s web site at www.dodgeandcox.com or call 1-800-621-3979 for current performance figures.

The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. The MSCI World Index (MSCI World) is a widely recognized benchmark of the world’s stock markets, including the United States. Index returns include net dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.

MSCI® World is a trademark of MSCI Barra.

Risks of international investing: Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s prospectus.

PAGE 3 ▪ DODGE & COX GLOBAL STOCK FUND

FUND INFORMATION	March 31, 2009

GENERAL INFORMATION
Net Asset Value Per Share	$4.54
Total Net Assets (millions)	$389
Expense Ratio (5/1/08 to 12/31/08, annualized)	0.87%
Portfolio Turnover Rate (5/1/08 to 12/31/08, unannualized)	10%
30-Day SEC Yield(a)	2.90%
Fund Inception Date	May 1, 2008
No sales charges or distribution fees

Investment Manager: Dodge & Cox, San Francisco. Managed by the Global Investment Policy Committee, whose six members’ average tenure at Dodge & Cox is 18 years.

PORTFOLIO CHARACTERISTICS	Fund	MSCI World
Number of Stocks	89	1,679
Median Market Capitalization (billions)	$14	$4
Weighted Average Market Capitalization (billions)	$34	$50
Price-to-Earnings Ratio(b)	9.5x	11.8x
Countries Represented	22	23
Emerging Markets (Brazil, India, Indonesia, Mexico, Russia, South Africa, Thailand, Turkey)	13.7%	0.0%

TEN LARGEST HOLDINGS(c)	Fund
Schlumberger, Ltd. (United States)	3.0%
Hewlett-Packard Co. (United States)	2.9
Novartis AG (Switzerland)	2.5
Credit Suisse Group AG (Switzerland)	2.3
Schneider Electric SA (France)	2.1
Comcast Corp. (United States)	1.9
Wyeth (United States)	1.9
Naspers, Ltd. (South Africa)	1.9
GlaxoSmithKline PLC (United Kingdom)	1.9
Amgen, Inc. (United States)	1.8

ASSET ALLOCATION

REGION DIVERSIFICATION	Fund	MSCI World
United States	40.4%	50.1%
Europe (excluding United Kingdom)	32.0	20.3
United Kingdom	7.3	9.4
Japan	5.9	11.1
Latin America	4.7	0.0
Pacific (excluding Japan)	3.8	4.8
Africa	3.0	0.0
Canada	0.0	4.3

SECTOR DIVERSIFICATION	Fund	MSCI World
Financials	16.9%	16.7%
Health Care	15.4	11.8
Consumer Discretionary	14.9	9.3
Information Technology	14.3	11.7
Energy	11.9	12.1
Industrials	8.9	10.1
Materials	8.4	6.5
Telecommunication Services	4.1	5.2
Consumer Staples	2.3	11.2
Utilities	0.0	5.4

(a)	SEC yield is an annualization of the Fund’s total net investment income per share for the 30-day period ended on the last day of the month.
(b)	Price-to-earnings (P/E) ratios are calculated using 12-month forward earnings estimates.
(c)

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell, or hold any particular security.

DODGE & COX GLOBAL STOCK FUND ▪ PAGE 4

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS: 94.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 12.9%
AUTOMOBILES & COMPONENTS: 1.3%
Bayerische Motoren Werke AG (Germany)	73,300	$2,122,049
Honda Motor Co., Ltd. ADR (Japan)	49,300	1,168,410
Yamaha Motor Co., Ltd. (Japan)	211,400	1,868,718

		5,159,177
CONSUMER DURABLES & APPAREL: 2.9%
Panasonic Corp. (Japan)	422,000	4,557,438
Sony Corp. (Japan)	335,600	6,774,044

		11,331,482
MEDIA: 7.9%
Comcast Corp., Class A (United States)	553,300	7,547,012
Grupo Televisa SA ADR (Mexico)	190,500	2,598,420
Naspers, Ltd. (South Africa)	434,100	7,332,383
News Corp., Class A (United States)	657,100	4,350,002
Television Broadcasts, Ltd. (Hong Kong)	366,700	1,170,984
Time Warner Cable, Inc. (United States)	75,671	1,876,644
Time Warner, Inc. (United States)	301,467	5,818,307

		30,693,752
RETAILING: 0.8%
Liberty Interactive, Series A(a) (United States)	568,800	1,649,520
Macy’s, Inc. (United States)	137,800	1,226,420

		2,875,940

		50,060,351
CONSUMER STAPLES: 2.3%
FOOD & STAPLES RETAILING: 0.8%
Tesco PLC (United Kingdom)	423,800	2,027,370
Wal-Mart Stores, Inc. (United States)	22,500	1,172,250

		3,199,620
FOOD, BEVERAGE & TOBACCO: 1.5%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	951,700	5,895,360

		9,094,980
ENERGY: 11.0%
Baker Hughes, Inc. (United States)	167,987	4,796,029
Chevron Corp. (United States)	61,100	4,108,364
OAO Lukoil ADR (Russia)	163,100	6,116,250
Occidental Petroleum Corp. (United States)	118,900	6,616,785
Royal Dutch Shell PLC ADR (United Kingdom)	144,400	6,396,920
Schlumberger, Ltd. (United States)	289,100	11,743,242
Total SA (France)	64,000	3,182,263

		42,959,853

	SHARES	VALUE
FINANCIALS: 16.9%
BANKS: 7.9%
HSBC Holdings PLC (United Kingdom)	980,601	$5,557,710
ICICI Bank, Ltd. ADR (India)	172,400	2,291,196
Kasikornbank PCL Foreign (Thailand)	1,641,100	2,093,889
Royal Bank of Scotland Group PLC(a) (United Kingdom)	5,896,684	2,072,910
Royal Bank of Scotland Group PLC Rights(a),(c) (United Kingdom)	2,527,150	—
Standard Bank Group, Ltd. (South Africa)	531,700	4,462,407
Standard Chartered PLC (United Kingdom)	410,255	5,100,689
Unicredit SPA (Italy)	3,322,600	5,482,693
Wells Fargo & Co. (United States)	240,273	3,421,488

		30,482,982
DIVERSIFIED FINANCIALS: 4.8%
Capital One Financial Corp. (United States)	299,600	3,667,104
Citigroup, Inc. (United States)	193,000	488,290
Credit Suisse Group AG (Switzerland)	295,100	8,985,475
Haci Omer Sabanci Holding AS (Turkey)	1,061,800	1,826,340
Legg Mason, Inc. (United States)	233,700	3,715,830

		18,683,039
INSURANCE: 3.1%
AEGON NV(a) (Netherlands)	1,278,374	4,966,261
American International Group, Inc.(a) (United States)	38,600	38,600
Swiss Reinsurance Co. (Switzerland)	328,400	5,377,648
Tokio Marine Holdings, Inc. (Japan)	71,300	1,725,145

		12,107,654
REAL ESTATE: 1.1%
Hang Lung Group, Ltd. (Hong Kong)	1,127,500	3,462,248
Hang Lung Properties, Ltd. (Hong Kong)	381,700	901,235

		4,363,483

		65,637,158
HEALTH CARE: 15.4%
HEALTH CARE EQUIPMENT & SERVICES: 3.8%
Covidien, Ltd. (United States)	130,700	4,344,468
UnitedHealth Group, Inc. (United States)	171,400	3,587,402
WellPoint, Inc.(a) (United States)	178,100	6,762,457

		14,694,327

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.6%
Amgen, Inc.(a) (United States)	139,900	6,927,848
Bayer AG (Germany)	92,000	4,400,323
GlaxoSmithKline PLC ADR (United Kingdom)	234,900	7,298,343
Merck & Co., Inc. (United States)	116,700	3,121,725
Novartis AG ADR (Switzerland)	259,800	9,828,234
Sanofi-Aventis (France)	110,100	6,199,298
Wyeth (United States)	171,500	7,381,360

		45,157,131

		59,851,458

PAGE 5 ▪ DODGE & COX GLOBAL STOCK FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 8.9%
CAPITAL GOODS: 7.6%
General Electric Co. (United States)	671,600	$6,789,876
Koninklijke Philips Electronics NV (Netherlands)	303,700	4,470,734
Mitsubishi Electric Corp.(a) (Japan)	764,000	3,403,788
Schneider Electric SA (France)	120,800	8,042,398
Tyco International, Ltd. (Switzerland)	293,500	5,740,860
Wienerberger AG(a) (Austria)	161,200	1,270,030

		29,717,686
TRANSPORTATION: 1.3%
FedEx Corp. (United States)	109,400	4,867,206

		34,584,892
INFORMATION TECHNOLOGY: 14.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.9%
Infineon Technologies AG(a) (Germany)	590,200	682,201
Maxim Integrated Products, Inc. (United States)	200,000	2,642,000

		3,324,201
SOFTWARE & SERVICES: 3.5%
Cadence Design Systems, Inc.(a) (United States)	670,000	2,814,000
Computer Sciences Corp.(a) (United States)	63,500	2,339,340
Compuware Corp.(a) (United States)	171,400	1,129,526
EBay, Inc.(a) (United States)	395,700	4,969,992
Synopsys, Inc.(a) (United States)	118,900	2,464,797

		13,717,655
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.9%
Alcatel-Lucent(a) (France)	2,234,400	4,209,509
Hewlett-Packard Co. (United States)	352,000	11,285,120
Kyocera Corp. (Japan)	53,400	3,495,802
Motorola, Inc.(a) (United States)	821,200	3,473,676
Nokia Oyj (Finland)	515,800	6,085,392
Telefonaktiebolaget LM Ericsson (Sweden)	280,000	2,299,438
Tyco Electronics, Ltd. (United States)	398,800	4,402,752
Xerox Corp. (United States)	694,200	3,158,610

		38,410,299

		55,452,155
MATERIALS: 8.4%
Akzo Nobel NV (Netherlands)	140,000	5,300,184
Arkema (France)	280,916	4,441,377
Cemex SAB de CV ADR (Mexico)	717,878	4,486,737
Domtar Corp.(a) (United States)	4,517,049	4,291,197
Dow Chemical Co. (United States)	173,500	1,462,605
Lafarge SA (France)	115,800	5,214,040
Norsk Hydro ASA(a) (Norway)	1,763,300	6,664,656
Siam Cement PCL NVDR (Thailand)	356,300	989,583

		32,850,379

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 4.1%
PT Telekomunik Indonesia ADR (Indonesia)	145,300	$3,734,210
Sprint Nextel Corp.(a) (United States)	1,804,400	6,441,708
Telefonica SA ADR (Spain)	94,000	5,604,280

		15,780,198
TOTAL COMMON STOCKS (Cost $592,866,141)		$366,271,424

PREFERRED STOCKS: 2.9%
CONSUMER DISCRETIONARY: 2.0%
MEDIA: 1.1%
Net Servicos de Comunicacao SA ADR(a) (Brazil)	572,700	4,152,075

RETAILING: 0.9%
Ultrapar Participacoes SA ADR (Brazil)	155,800	3,670,648

		7,822,723
ENERGY: 0.9%
Petroleo Brasileiro SA ADR (Brazil)	134,800	3,302,600

TOTAL PREFERRED STOCKS (Cost $11,450,788)		$11,125,323

SHORT-TERM INVESTMENTS: 4.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$1,137,830	1,137,830

REPURCHASE AGREEMENT: 4.2%
Fixed Income Clearing Corporation(b) 0.14%, 4/1/09, maturity value $16,300,063	16,300,000	16,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,437,830)		$17,437,830

TOTAL INVESTMENTS (Cost $621,754,759)	101.6%	$394,834,577
OTHER ASSETS LESS LIABILITIES	(1.6%)	(6,064,386)

NET ASSETS	100.0%	$388,770,191

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by Fannie Mae 4.50%, 4/29/13; Federal Home Loan Bank 0.00%, 11/17/09; and Freddie Mac 4.27%-7.00%, 3/15/10-11/23/35. Total collateral value is $16,627,306.
(c)	Valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.

ADR: American Depositary Receipt

NVDR: Non Voting Depositary Receipt

DODGE & COX GLOBAL STOCK FUND ▪ PAGE 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

PAGE 7 ▪ DODGE & COX GLOBAL STOCK FUND

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$378,534,577
Level 2: Other Significant Observable Inputs	16,300,000
Level 3: Significant Unobservable Inputs	—

Total	$394,834,577

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax purposes was $625,893,534. Net unrealized depreciation aggregated $231,058,957, of which $7,255,433 represented appreciated securities and $238,314,390 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX GLOBAL STOCK FUND ▪ PAGE 8

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PAGE 9 ▪ DODGE & COX GLOBAL STOCK FUND

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DODGE & COX GLOBAL STOCK FUND ▪ PAGE 10

OFFICERS AND TRUSTEES

John A. Gunn, Chairman & Trustee

Chairman & Chief Executive Officer, Dodge & Cox

Kenneth E. Olivier, President & Trustee

President, Dodge & Cox

Dana M. Emery, Senior Vice President & Trustee

Executive Vice President, Dodge & Cox

William F. Ausfahl, Independent Trustee

Former Chief Financial Officer and member of Board of Directors, The Clorox Company

L. Dale Crandall, Independent Trustee

Former President, Kaiser Foundation Health Plan and Hospitals

Thomas A. Larsen, Independent Trustee

Director, Howard, Rice, Nemerovski, Canady, Falk & Rabkin

John B. Taylor, Independent Trustee

Professor of Economics, Stanford University; Senior Fellow, Hoover Institute and

former Under Secretary for International Affairs, United States Treasury

Will C. Wood, Independent Trustee

Principal, Kentwood Associates, Financial Advisers

Charles F. Pohl, Senior Vice President

Vice President & Chief Investment Officer, Dodge & Cox

Diana S. Strandberg, Senior Vice President

Vice President, Dodge & Cox

David H. Longhurst, Treasurer

Vice President & Assistant Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary

Chief Operating Officer, Secretary & General Counsel, Dodge & Cox

Marcia P. Venegas, Chief Compliance Officer

Associate Chief Compliance Officer, Dodge & Cox

PAGE 11 ▪ DODGE & COX GLOBAL STOCK FUND

International Stock Fund

www.dodgeandcox.com

For Fund literature, transactions, and account information, please visit the Funds’ web site.

or write or call:

DODGE & COX FUNDS

c/o Boston Financial Data Services

P.O. Box 8422

Boston, Massachusetts 02266-8422

(800) 621-3979

INVESTMENT MANAGER

Dodge & Cox

555 California Street, 40th Floor

San Francisco, California 94104

(415) 981-1710

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

This report reflects our views, opinions, and portfolio holdings as of March 31, 2009, the end of the reporting period. Any such views are subject to change at any time based upon market or other conditions and Dodge & Cox disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dodge & Cox Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dodge & Cox Fund.

03/09 ISF QR       Printed on recycled paper

2009

First Quarter Report

March 31, 2009

International Stock Fund

ESTABLISHED 2001

TICKER:  DODFX

TO OUR SHAREHOLDERS

The Dodge & Cox International Stock Fund had a total return of negative 13.0% for the first quarter of 2009, compared to a total return of negative 13.9% for the MSCI EAFE Index (MSCI EAFE). Please refer to page three for longer-term results of the Fund. At quarter end, the Fund had net assets of $20.7 billion with a cash position of 3.6%.

World equity market performance remained negative and volatile in the first quarter: almost all developed world markets were down more than 10% in U.S. dollar terms (down more than 7% in local currency terms); the emerging markets were mixed; and “defensive” sectors (e.g., Utilities and Telecommunication Services) of the market did worse than “cyclical” sectors (e.g., Financials and Energy). Even within the quarter, equity market returns were incredibly volatile. For example, from January 1 to March 9, the MSCI EAFE declined 26%, then rebounded sharply, rising 16% through March 31.

INVESTMENT STRATEGY

It is increasingly clear that the global economy is in the midst of the most severe economic downturn since World War II. Looking at economic indicators as diverse as world trade, global raw material demand, employment, or housing prices, the picture is almost uniformly abysmal. Nevertheless, credit and business cycles invariably run their course, and financial markets often anticipate recoveries well in advance of improving conditions. Governments around the world have implemented significant monetary and fiscal stimulus policies in an effort to improve economic conditions. Their efforts have only now started to bear fruit.

Despite today’s gloomy headlines, investing on the basis of current news is not a recipe for investment success. It is often the case that when things look the bleakest, the best opportunities may present themselves because valuations typically embed “fear and loathing”—the MSCI EAFE is trading at roughly 11 times trailing 12-month earnings, well below the historical average. As long-term investors, our challenge is to assess short-term concerns while continuing to invest with an eye toward future prospects.

Today, we see an opportunity to invest in leading businesses with global growth potential, proactive management teams, and reasonably strong balance sheets. We believe these companies will likely survive the current economic downturn and improve their competitive positions. Further, their valuations are low and embed significant skepticism about their earnings power going forward. The Fund’s investments include well-financed industry leaders such as Schlumberger, Televisa, and Nokia; we added meaningfully to our position in Nokia, the world’s leading cell phone maker, during the quarter. Declining cell phone demand in the current economic downturn has hurt the company’s revenues and earnings, but we believe Nokia’s strengths—low-cost manufacturing, leading market share, extensive distribution footprint, and a strong balance sheet—will allow Nokia to weather the current downturn. In addition, we believe technological innovation in mobile communications will result in long-term growth, which could reward patient and persistent investors.

We also see selected opportunities in companies whose share prices have collapsed because of concerns about economic exposure, operating leverage, and financing needs. Despite their poor recent share price performance, these companies can be rewarding investments if they have the ability to weather the current economic downturn and if they have meaningful long-term growth prospects. Cemex, one of the world’s leading cement manufacturers, is an example. Investors are concerned about Cemex’s financial leverage in the face of declining profitability. We believe that the company will be able to refinance its debt because it has strong relationships with its lenders, valuable assets, and a management team pursuing cost-cutting opportunities. Once the global economy recovers, the company’s leading market positions should enable it to achieve attractive profit margins. We have also exited a few investments where we no longer saw adequate upside potential for shareholders, even at depressed valuations.

We use the examples above to illustrate our investment process, not to imply that we think they are more attractive than the Fund’s other holdings.

PAGE 1 ▪ DODGE & COX INTERNATIONAL STOCK FUND

CONCLUSION

Despite the Fund’s slight outperformance this quarter, we remain disappointed by its recent results. We still believe our approach—thorough research into individual companies, a long-term investment horizon, a focus on low valuations, and decision-making by a committee with an average tenure of 19 years at the firm—positions the Fund to take advantage of the opportunities currently available in the market. We also expect the long-term trends that we have frequently discussed to continue: the developing world will get wealthier and consume more goods and services, and the falling cost of computing power and communications will empower innovation and entrepreneurial activity. Although it is impossible to predict the short-term direction of stock prices, our experience has taught us that persistence in the face of significant market dislocations can be rewarding for patient investors with long-term investment horizons.

Thank you for your continued confidence in our firm as a shareholder of the Dodge & Cox International Stock Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

John A. Gunn, Chairman	Diana S. Strandberg, Senior Vice President

May 5, 2009

FIRST QUARTER PERFORMANCE REVIEW

The Fund led the MSCI EAFE by less than one percentage point for the quarter.

Key Contributors to Relative Results

▪

The Fund’s holdings in Japan positively affected relative performance (down 9% versus down 17% for the MSCI EAFE Japan region). Notable contributors included Japanese Information Technology companies Brother Industries (up 28%), Fujifilm Holdings (up 1%), and Kyocera (down 6%).

▪

The Fund’s holdings in the Energy sector (flat) helped relative performance in comparison to the MSCI EAFE Energy sector (down 6%). Contributors included Petrobras (up 20%) and Lukoil Holdings (up 19%).

▪

The Fund’s holdings and overweight position in the Media industry positively impacted relative performance (down 9% versus down 14% for the MSCI EAFE Media industry). Notable contributors included Net Serviços (up 25%) and Naspers (down 6%).

▪	Selected additional holdings that helped performance included Credit Suisse Group (up 14%), LM Ericsson (up 10%), and Standard Chartered (up 3%).

Key Detractors From Relative Results

▪

The Fund’s holdings in the Materials sector (down 14%) hurt relative performance in comparison to the MSCI EAFE Materials sector (down 6%). The Construction Materials industry especially hindered performance. Cemex was down 32% and Lafarge was down 25%. In addition, the Fund’s underweight position in the Metals & Mining industry detracted from performance.

▪

Weak returns from the Fund’s holdings in the Insurance industry (down 45% compared to down 27% for the MSCI EAFE Insurance industry) hurt performance. Notable detractors included Swiss Re (down 65%) and Aegon (down 38%).

▪	Selected additional holdings with weak returns included Wienerberger (down 52%), Royal Bank of Scotland (down 51%), News Corp. (down 27%), and Novartis (down 21%).

DODGE & COX INTERNATIONAL STOCK FUND ▪ PAGE 2

GROWTH OF $10,000 SINCE INCEPTION

FOR AN INVESTMENT MADE ON MAY 1, 2001

AVERAGE ANNUAL TOTAL RETURN

FOR PERIODS ENDED MARCH 31, 2009

	1 Year	3 Years	5 Years	Since Inception (5/1/01)
Dodge & Cox International Stock Fund	-47.99%	-15.48%	-0.96%	2.73%
MSCI EAFE	-46.51	-14.47	-2.18	-0.96

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly. Visit the Fund’s web site at www.dodgeandcox.com or call 1-800-621-3979 for current performance figures.

The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. The MSCI EAFE Index (MSCI EAFE) is an unmanaged index of the world’s stock markets, excluding the United States. Index returns include net dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.

MSCI EAFE® is a trademark of MSCI Barra.

Risks of international investing: Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s prospectus.

PAGE 3 ▪ DODGE & COX INTERNATIONAL STOCK FUND

FUND INFORMATION	March 31, 2009

GENERAL INFORMATION
Net Asset Value Per Share	$19.06
Total Net Assets (billions)	$20.7
2008 Expense Ratio	0.64%
2008 Portfolio Turnover Rate	35%
30-Day SEC Yield(a)	3.44%
Fund Inception	2001
No sales charges or distribution fees

Investment Manager: Dodge & Cox, San Francisco. Managed by the International Investment Policy Committee, whose nine members’ average tenure at Dodge & Cox is 19 years.

PORTFOLIO CHARACTERISTICS	Fund	MSCI EAFE
Number of Stocks	89	983
Median Market Capitalization (billions)	$8	$4
Weighted Average Market Capitalization (billions)	$33	$36
Price-to-Earnings Ratio(b)	9.6x	11.4x
Countries Represented	25	21
Emerging Markets (Brazil, India, Indonesia, Israel, Mexico, Russia, South Africa, South Korea, Thailand, Turkey)	21.3%	0.0%

TEN LARGEST HOLDINGS(c)	Fund
Novartis AG (Switzerland)	3.8%
Naspers, Ltd. (South Africa)	2.9
Standard Bank Group, Ltd. (South Africa)	2.8
Schneider Electric SA (France)	2.7
Credit Suisse Group AG (Switzerland)	2.6
Sanofi-Aventis (France)	2.5
Schlumberger, Ltd. (United States)	2.5
Telefonica SA (Spain)	2.5
Kyocera Corp. (Japan)	2.5
GlaxoSmithKline PLC (United Kingdom)	2.5

ASSET ALLOCATION

REGION DIVERSIFICATION	Fund	MSCI EAFE
Europe (excluding United Kingdom)	42.3%	44.5%
Japan	18.7	24.3
United Kingdom	10.7	20.7
Latin America	6.7	0.0
Pacific (excluding Japan)	6.5	10.5
Africa	6.3	0.0
United States	4.8	0.0
Middle East	0.4	0.0
Canada	0.0	0.0

SECTOR DIVERSIFICATION	Fund	MSCI EAFE
Financials	21.4%	21.5%
Consumer Discretionary	18.3	10.1
Information Technology	12.9	5.4
Health Care	11.9	9.6
Energy	10.5	9.2
Industrials	8.1	11.3
Materials	7.8	8.6
Telecommunication Services	3.9	6.8
Consumer Staples	1.6	10.5
Utilities	0.0	7.0

(a)	SEC yield is an annualization of the Fund’s total net investment income per share for the 30-day period ended on the last day of the month.
(b)	Price-to-earnings (P/E) ratios are calculated using 12-month forward earnings estimates.
(c)

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell, or hold any particular security.

DODGE & COX INTERNATIONAL STOCK FUND ▪ PAGE 4

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS: 93.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.9%
AUTOMOBILES & COMPONENTS: 4.1%
Bayerische Motoren Werke AG (Germany)	6,221,100	$180,102,049
Honda Motor Co., Ltd. ADR (Japan)	13,028,400	308,773,080
NGK Spark Plug Co., Ltd.(a),(b) (Japan)	17,500,000	147,269,788
Yamaha Motor Co., Ltd.(b) (Japan)	23,980,000	211,976,562

		848,121,479
CONSUMER DURABLES & APPAREL: 4.3%
Consorcio Ara SAB de CV(b) (Mexico)	113,420,000	29,706,191
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	47,605,400	48,059,105
LG Electronics, Inc. (South Korea)	832,615	55,016,093
Panasonic Corp. (Japan)	29,743,072	321,213,760
Sony Corp. (Japan)	21,337,600	430,696,821

		884,691,970
CONSUMER SERVICES: 0.7%
Accor SA (France)	4,500,000	156,731,617

MEDIA: 7.2%
Grupo Televisa SA ADR,(b) (Mexico)	31,930,592	435,533,275
Liberty Global, Inc., Series A(a) (United States)	2,701,805	39,338,281
Liberty Global, Inc., Series C(a) (United States)	3,534,971	49,949,140
Naspers, Ltd.(b) (South Africa)	36,140,895	610,455,867
News Corp., Class A (United States)	41,644,892	275,689,185
Television Broadcasts, Ltd.(b) (Hong Kong)	27,299,300	87,174,886

		1,498,140,634
RETAILING: 0.6%
Belle International Holdings, Ltd. (Hong Kong)	91,406,000	46,583,968
Li & Fung, Ltd. (Hong Kong)	34,746,000	81,949,382

		128,533,350

		3,516,219,050
CONSUMER STAPLES: 1.5%
FOOD, BEVERAGE & TOBACCO: 1.4%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	29,106,443	180,301,526
Tiger Brands, Ltd. (South Africa)	7,072,043	101,043,051

		281,344,577
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Aderans Holdings Co., Ltd.(b) (Japan)	3,602,700	25,841,461

		307,186,038

	SHARES	VALUE
ENERGY: 9.1%
OAO Lukoil ADR (Russia)	11,226,500	$420,993,750
Royal Dutch Shell PLC ADR (United Kingdom)	9,518,400	421,665,120
Schlumberger, Ltd. (United States)	12,750,396	517,921,086
StatoilHydro ASA ADR (Norway)	5,159,989	89,990,208
Total SA (France)	8,682,000	431,693,819

		1,882,263,983
FINANCIALS: 21.4%
BANKS: 13.7%
Bangkok Bank PCL Foreign (Thailand)	38,571,900	81,570,351
Bangkok Bank PCL NVDR (Thailand)	5,075,000	10,660,863
Grupo Financiero Banorte SAB de CV (Mexico)	54,228,000	71,933,930
HSBC Holdings PLC (United Kingdom)	77,997,255	442,061,703
ICICI Bank, Ltd. (India)	15,195,668	99,976,623
ICICI Bank, Ltd. ADR (India)	4,300,000	57,147,000
Kasikornbank PCL Foreign (Thailand)	108,446,527	138,367,555
Mitsubishi UFJ Financial Group (Japan)	27,799,900	133,684,421
Royal Bank of Scotland Group PLC(a) (United Kingdom)	344,885,647	121,240,490
Royal Bank of Scotland Group PLC Rights(a),(d) (United Kingdom)	147,808,134	—
Standard Bank Group, Ltd. (South Africa)	67,836,397	569,331,598
Standard Chartered PLC (United Kingdom)	36,811,923	457,681,704
The Bank of Yokohama, Ltd.(b) (Japan)	48,831,000	206,206,577
Unicredit SPA (Italy)	188,900,800	311,709,209
Yapi ve Kredi Bankasi AS(a) (Turkey)	143,779,068	147,864,806

		2,849,436,830
DIVERSIFIED FINANCIALS: 3.3%
Credit Suisse Group AG (Switzerland)	17,963,000	546,953,861
Haci Omer Sabanci Holding AS (Turkey)	83,832,024	144,194,610

		691,148,471
INSURANCE: 2.7%
AEGON NV(a) (Netherlands)	42,517,075	165,171,452
American International Group, Inc.(a) (United States)	4,184,831	4,184,831
Swiss Life Holding (Switzerland)	1,520,000	104,889,748
Swiss Reinsurance Co. (Switzerland)	12,091,868	198,007,924
Tokio Marine Holdings, Inc. (Japan)	3,401,500	82,301,283

		554,555,238
REAL ESTATE: 1.7%
Hang Lung Group, Ltd. (Hong Kong)	51,796,500	159,053,067
Hang Lung Properties, Ltd. (Hong Kong)	76,679,000	181,047,364

		340,100,431

		4,435,240,970

PAGE 5 ▪ DODGE & COX INTERNATIONAL STOCK FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
HEALTH CARE: 11.9%
HEALTH CARE EQUIPMENT & SERVICES: 0.8%
Mediceo Paltac Holdings Co., Ltd.(b) (Japan)	14,957,900	$158,819,547

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.1%
Adcock Ingram Holdings, Ltd.(a) (South Africa)	7,047,217	26,782,773
Bayer AG (Germany)	9,417,000	450,411,335
GlaxoSmithKline PLC ADR (United Kingdom)	16,331,600	507,422,812
Novartis AG ADR (Switzerland)	20,970,000	793,295,100
Sanofi-Aventis (France)	9,405,500	529,586,712

		2,307,498,732

		2,466,318,279
INDUSTRIALS: 8.1%
CAPITAL GOODS: 7.4%
Koninklijke Philips Electronics NV (Netherlands)	21,185,000	311,862,006
Mitsubishi Electric Corp.(a) (Japan)	43,250,000	192,688,286
Nexans SA (France)	932,619	35,412,837
Schneider Electric SA (France)	8,519,833	567,217,635
Toto, Ltd.(b) (Japan)	24,876,000	123,644,916
Volvo AB (Sweden)	42,607,200	226,529,265
Wienerberger AG(a),(b) (Austria)	9,167,876	72,230,008

		1,529,584,953
COMMERCIAL SERVICES & SUPPLIES: 0.1%
Experian PLC (United Kingdom)	3,674,712	23,028,344

TRANSPORTATION: 0.6%
TNT NV (Netherlands)	8,034,410	137,487,778

		1,690,101,075
INFORMATION TECHNOLOGY: 12.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.6%
Chartered Semiconductor Manufacturing, Ltd.(a),(b) (Singapore)	200,000,000	17,752,063
Chartered Semiconductor Manufacturing, Ltd. Rights(a) (Singapore)	540,000,000	15,976,857
Infineon Technologies AG(a),(b) (Germany)	84,902,800	98,137,616

		131,866,536

	SHARES	VALUE
TECHNOLOGY, HARDWARE & EQUIPMENT: 12.3%
Alcatel-Lucent(a) (France)	94,519,072	$178,069,656
Brother Industries, Ltd.(b) (Japan)	23,101,000	168,732,869
Fujifilm Holdings Corp. (Japan)	22,236,100	477,362,353
Fujitsu, Ltd. (Japan)	41,981,000	154,801,889
Hitachi, Ltd.(a) (Japan)	26,658,000	71,637,399
Kyocera Corp. (Japan)	7,788,800	509,889,620
Motorola, Inc.(a) (United States)	26,141,458	110,578,367
Murata Manufacturing Co., Ltd. (Japan)	3,951,000	150,879,224
Nokia Oyj (Finland)	41,092,500	484,807,991
Telefonaktiebolaget LM Ericsson (Sweden)	28,943,000	237,687,970

		2,544,447,338

		2,676,313,874
MATERIALS: 7.8%
Akzo Nobel NV (Netherlands)	4,876,290	184,608,812
Arkema(b) (France)	6,626,740	104,771,010
BHP Billiton PLC (United Kingdom)	12,106,000	240,578,560
Cemex SAB de CV ADR (Mexico)	31,832,579	198,953,619
Lafarge SA(b) (France)	9,270,225	417,403,497
Lanxess AG(b) (Germany)	8,912,359	151,919,516
Makhteshim-Agan Industries, Ltd. (Israel)	13,288,840	55,681,169
Norsk Hydro ASA(a) (Norway)	32,634,600	123,347,347
Norsk Hydro ASA ADR(a) (Norway)	21,990,500	81,144,945
Siam Cement PCL Foreign (Thailand)	9,703,500	26,813,563
Siam Cement PCL NVDR (Thailand)	9,000,000	24,996,475

		1,610,218,513
TELECOMMUNICATION SERVICES: 3.9%
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	20,575,685	32,183,794
PT Telekomunik Indonesia ADR (Indonesia)	10,003,047	257,078,308
Telefonica SA ADR (Spain)	8,642,400	515,259,888

		804,521,990
TOTAL COMMON STOCKS (Cost $38,053,502,727)		$19,388,383,772

DODGE & COX INTERNATIONAL STOCK FUND ▪ PAGE 6

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

PREFERRED STOCKS: 2.9%

	PAR VALUE	VALUE
CONSUMER DISCRETIONARY: 1.4%
MEDIA: 0.7%
Net Servicos de Comunicacao SA ADR(a) (Brazil)	$21,457,988	$155,570,413

RETAILING: 0.7%
Ultrapar Participacoes SA ADR (Brazil)	5,959,932	140,415,998

		295,986,411
CONSUMER STAPLES: 0.1%
FOOD & STAPLES RETAILING: 0.1%
Sadia SA ADR (Brazil)	3,000,592	12,362,439

ENERGY: 1.4%
Petroleo Brasileiro SA ADR (Brazil)	12,191,800	298,699,100

TOTAL PREFERRED STOCKS (Cost $486,446,108)		$607,047,950

SHORT-TERM INVESTMENTS: 3.1%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$60,944,017	$60,944,017

REPURCHASE AGREEMENT: 2.8%
Fixed Income Clearing Corporation(c) 0.14%, 4/1/09, maturity value $582,222,264	582,220,000	582,220,000

TOTAL SHORT-TERM INVESTMENTS (Cost $643,164,017)		$643,164,017

TOTAL INVESTMENTS (Cost $39,183,112,852)	99.5%	$20,638,595,739
OTHER ASSETS LESS LIABILITIES	0.5%	109,764,335

NET ASSETS	100.0%	$20,748,360,074

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Federal Home Loan Bank 0.00%-1.62%, 11/17/09-12/30/09; and Freddie Mac, 0.00%, 12/31/09. Total collateral value is $593,872,819.
(d)	Valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.

ADR: American Depositary Receipt

NVDR: Non Voting Depositary Receipt

PAGE 7 ▪ DODGE & COX INTERNATIONAL STOCK FUND

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$20,056,375,739
Level 2: Other Significant Observable Inputs	582,220,000
Level 3: Significant Unobservable Inputs	—

Total	$20,638,595,739

DODGE & COX INTERNATIONAL STOCK FUND ▪ PAGE 8

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax purposes was $39,270,511,468. Net unrealized depreciation aggregated $18,631,915,729, of which $404,267,891 represented appreciated securities and $19,036,183,620 represented depreciated securities.

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2009. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Holdings Co., Ltd. (Japan)	4,037,000	—	(434,300)	3,602,700	$578,070		$25,841,461
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	29,464,582	—	(358,139)	29,106,443	—		180,301,526
Arkema (France)	6,626,740	—	—	6,626,740	—		104,771,010
Brother Industries, Ltd. (Japan)	23,601,000	—	(500,000)	23,101,000	2,617,730		168,732,869
Chartered Semiconductor Manufacturing, Ltd. (Singapore)	200,000,000	—	—	200,000,000	—	(b)	17,752,063
Consorcio Ara SAB de CV (Mexico)	113,420,000	—	—	113,420,000	—		29,706,191
Corporacion Geo SAB de CV, Series B (Mexico)	47,605,400	—	—	47,605,400	—	(b)	48,059,105
Grupo Televisa SA (Mexico)	32,779,396	—	(848,804)	31,930,592	—		435,533,275
Infineon Technologies AG (Germany)	84,902,800	—	—	84,902,800	—	(b)	98,137,616
Lafarge SA (France)	9,120,225	150,000	—	9,270,225	—		417,403,497
Lanxess AG (Germany)	8,912,359	—	—	8,912,359	—		151,919,516
Mediceo Paltac Holdings Co., Ltd. (Japan)	19,438,000	—	(4,480,100)	14,957,900	1,002,798		158,819,547
Naspers, Ltd. (South Africa)	37,040,895	—	(900,000)	36,140,895	—		610,455,867
NGK Spark Plug Co., Ltd. (Japan)	17,500,000	—	—	17,500,000	—	(b)	147,269,788
Television Broadcasts, Ltd. (Hong Kong)	27,299,300	—	—	27,299,300	—		87,174,886
The Bank of Yokohama, Ltd. (Japan)	70,029,000	—	(21,198,000)	48,831,000	2,476,301		—	(c)
Thomson (France)	25,015,792	—	(25,015,792)	—	—		—
Toto, Ltd. (Japan)	28,511,000	—	(3,635,000)	24,876,000	1,182,130		123,644,916
Wienerberger AG (Austria)	9,397,376	—	(229,500)	9,167,876	—	(b)	72,230,008
Yamaha Motor Co., Ltd. (Japan)	23,253,000	1,000,000	(273,000)	23,980,000	—		211,976,562

					$7,857,029		$3,089,729,703

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

PAGE 9 ▪ DODGE & COX INTERNATIONAL STOCK FUND

THIS PAGE INTENTIONALLY LEFT BLANK

DODGE & COX INTERNATIONAL STOCK FUND ▪ PAGE 10

OFFICERS AND TRUSTEES

John A. Gunn, Chairman & Trustee

Chairman & Chief Executive Officer, Dodge & Cox

Kenneth E. Olivier, President & Trustee

President, Dodge & Cox

Dana M. Emery, Senior Vice President & Trustee

Executive Vice President, Dodge & Cox

William F. Ausfahl, Independent Trustee

Former Chief Financial Officer and member of Board of Directors, The Clorox Company

L. Dale Crandall, Independent Trustee

Former President, Kaiser Foundation Health Plan and Hospitals

Thomas A. Larsen, Independent Trustee

Director, Howard, Rice, Nemerovski, Canady, Falk & Rabkin

John B. Taylor, Independent Trustee

Professor of Economics, Stanford University; Senior Fellow, Hoover Institute and former Under Secretary for International Affairs, United States Treasury

Will C. Wood, Independent Trustee

Principal, Kentwood Associates, Financial Advisers

Charles F. Pohl, Senior Vice President

Vice President & Chief Investment Officer, Dodge & Cox

Diana S. Strandberg, Senior Vice President

Vice President, Dodge & Cox

David H. Longhurst, Treasurer

Vice President & Assistant Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary

Chief Operating Officer, Secretary & General Counsel, Dodge & Cox

Marcia P. Venegas, Chief Compliance Officer

Associate Chief Compliance Officer, Dodge & Cox

PAGE 11 ▪ DODGE & COX INTERNATIONAL STOCK FUND

Balanced Fund

www.dodgeandcox.com

For Fund literature, transactions, and account information, please visit the Funds’ web site.

or write or call:

DODGE & COX FUNDS

c/o Boston Financial Data Services

P.O. Box 8422

Boston, Massachusetts 02266-8422

(800) 621-3979

INVESTMENT MANAGER

Dodge & Cox

555 California Street, 40th Floor

San Francisco, California 94104

(415) 981-1710

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

This report reflects our views, opinions, and portfolio holdings as of March 31, 2009, the end of the reporting period. Any such views are subject to change at any time based upon market or other conditions and Dodge & Cox disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dodge & Cox Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dodge & Cox Fund.

03/09 BF QR       Printed on recycled paper

2009

First Quarter Report

March 31, 2009

Balanced Fund

ESTABLISHED 1931

TICKER:  DODBX

TO OUR SHAREHOLDERS

The Dodge & Cox Balanced Fund had a total return of negative 10.4% for the first quarter of 2009, compared to a total return of negative 6.5% for the Combined Index1 (a 60/40 blend of stocks and fixed income securities). Please refer to page three for longer-term results of the Fund. At quarter end, the Fund had net assets of $12.5 billion and was invested 66.3% in common stocks, 30.3% in fixed income securities, and 3.4% in cash.

Equity markets remained under intense pressure during the first quarter of 2009, although they finished with a strong rally in March, with the S&P 500 gaining 18% since its March 9 low. The broad bond market was also volatile during the first quarter, but finished basically flat (Barclays Capital Aggregate Bond Index (BCAG) up 0.1%). The financial crisis that erupted in 2008 has continued to spread to the domestic and global economies. With unemployment rising, output falling, and demand weak across many industries, the short-term outlook for the domestic economy is murky at best.

INVESTMENT STRATEGY

Many investors have understandably been reevaluating their appetite for risk in the current uncertain environment. Although it is always tempting in the midst of a market downturn to head for the safety of cash or other investments perceived to be less risky, we believe it is critical that investors maintain a long-term perspective. Credit and business cycles invariably run their course and financial markets usually anticipate the eventual recovery well in advance of improving economic conditions.

While it is clear that we are in the midst of a deep domestic recession (by most measures the worst since 1982), it is not a repeat of the Great Depression of the 1930s. The trillions of dollars of monetary and fiscal stimulus being created through various government programs to deal with the financial crisis represent a monumental effort that is just starting to bear fruit. So, despite today’s headlines, we believe it is appropriate for the Fund to remain close to fully invested. We have maintained a higher proportion of equities (66%) in the Fund than are in the Combined Index. To our eyes, today’s gloomy news and murky economic outlook appear to already be well discounted by current stock prices. The magnitude of policy responses to the crisis give us reason for optimism that the economy can recover, which should be a significantly more positive environment for stocks.

The Fund’s equity holdings are well diversified, encompassing 78 companies, the large majority of which are industry leaders in strong financial condition. Examples include Hewlett-Packard, Comcast, Schlumberger, and Amgen. Two areas of focus in the equity portion of the Fund are Health Care and Information Technology companies, representing 28% and 20% of the equities, respectively. We believe these holdings have attractive long-term growth and/or cost-cutting opportunities, and many are expanding their operations in the developing world.

The Fund also continues to hold equity securities of certain companies that are economically sensitive or are addressing significant operational problems and other challenges. These companies, Capital One, Sprint Nextel, Xerox, and Macy’s for example, have been hit hard during this downturn. Investing a portion of the Fund in companies under pressure has been a hallmark of our approach for many decades and has added value for Fund shareholders over the long term. This strategy requires a tremendous amount of due diligence, conviction, and persistence. As the economy and financial markets eventually begin to recover, and as these companies’ management teams work diligently to address their problems, we believe these holdings have the potential to become rewarding long-term investments.

The fixed income portion of the Fund holds over 200 issues, including the debt of 40 different Corporate issuers which make up 59% of the Fund’s bond holdings. With both U.S. and global economies struggling, corporate bond investing is a challenging task. Valuations have declined across the corporate bond universe: for example, at quarter end the Corporate Index yield premium to U.S. Treasuries was near its all-time high at 543 basis points2 (bps), versus 97 bps in mid-2007. However, we believe that market pricing—implying expectations for investment-grade corporate defaults that are a multiple of previous highs—is overly pessimistic and that compelling long-term investment opportunities have been created by the dislocation.

About 35% of the fixed income portfolio is invested in Government Sponsored Enterprise-guaranteed3 (GSE) Mortgage-backed Securities (MBS) holdings, which have delivered solid returns (9.5% annualized) since June 2007. Recently, policymakers (Federal Reserve and the U.S. Treasury) have instituted massive purchase programs for GSE-guaranteed MBS. This has pushed down their yields

PAGE 1 ▪ DODGE & COX BALANCED FUND

in the secondary market and provided significant downward pressure on consumer mortgage rates. These primary rates are roughly 1.5 percentage points lower than they were in mid-2008. In addition, new government policies have broadened the number of borrowers who can take advantage of these lower rates by loosening collateral value (and other) constraints that borrowers may face. These efforts have significantly elevated the prepayment risk4 on existing MBS. These factors, in conjunction with less compelling valuations, lie behind the bond portfolio’s higher allocation to corporate securities. Nevertheless, even with higher prepayment risk, the Fund’s MBS seem likely to deliver higher returns over our investment horizon than similar U.S Treasuries, whose yields are between 1% and 2%.

CONCLUSION

While we are disappointed by the Fund’s recent results, our experienced investment team is working hard to take advantage of the attractive opportunities being created during this period of economic stress and volatility. Although it is impossible to predict the short-term direction of stock or bond prices, our experience has taught us that persistence in the face of significant market dislocations can be rewarding for patient investors with long-term investment horizons.

Thank you for your continued confidence in our firm as a shareholder of the Dodge & Cox Balanced Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

John A. Gunn, Chairman	Kenneth E. Olivier, President

May 5, 2009

[1]

The Combined Index reflects an unmanaged portfolio of 60% of the Standard & Poor’s 500 Index (S&P 500), which is a widely recognized, unmanaged index of common stock prices, and 40% of the Barclays Capital Aggregate Bond Index (BCAG), which is a widely recognized, unmanaged index of U.S. dollar-denominated investment-grade fixed-income securities.

[2]	One basis point is equal to 1/100th of 1%.
[3]	The U.S. Government does not guarantee the Fund’s shares, yield or net asset value. The guarantee does not eliminate market risk.
[4]	The Fund may be subject to a variety of risks in addition to those described above (e.g., interest rate risk—rising rates would negatively impact the fixed income securities held by the Fund).

FIRST QUARTER PERFORMANCE REVIEW

The Fund lagged the Combined Index by 3.9 percentage points.

Key Detractors from Relative Results

▪	A higher weighting in equities than the Combined Index was a significant drag on relative performance given equities’ weak performance in the quarter.
▪

The Fund’s equity holdings underperformed the S&P 500 as poor relative performance from Information Technology (down 8% versus up 4% for the S&P 500 sector) and Financials (down 45% versus down 28% for the S&P 500 sector) holdings detracted. Xerox (down 42%), Tyco Electronics (down 31%), Capital One (down 61%) and Wells Fargo (down 51%) were particularly weak. Other individual detractors included Dow Chemical (down 43%), General Electric (down 36%), and FedEx (down 30%).

▪

The Fund’s fixed income portfolio slightly underperformed the BCAG as a significant overweighting of the Financial Institutions sector meaningfully detracted from relative returns. In addition, the bonds of SLM Corp., American International Group (AIG), Bank of America, GMAC, and General Electric performed particularly poorly.

Key Contributors to Relative Results

▪

Relative returns from equity holdings in the Energy sector (down 8% versus down 11% for the S&P 500 sector) were helpful, as were certain individual equity holdings such as Sprint Nextel (up 95%), Sun Microsystems (up 92%), CarMax (up 58%), and Wyeth (up 16% after agreeing to be acquired by Pfizer).

▪

The fixed income portfolio’s Government Sponsored Enterprise (GSE)-guaranteed Mortgage-Backed Securities (MBS) holdings posted strong returns, and many corporate holdings performed well, including HCA, Xerox, Boston Properties, and Ford Motor Credit. In addition, the bond portfolio’s substantial yield advantage versus the BCAG resulted in a higher level of income for the quarter.

DODGE & COX BALANCED FUND ▪ PAGE 2

GROWTH OF $10,000 OVER 10 YEARS

FOR AN INVESTMENT MADE ON MARCH 31, 1999

AVERAGE ANNUAL TOTAL RETURN

FOR PERIODS ENDED MARCH 31, 2009

	1 Year	5 Years	10 Years	20 Years

Dodge & Cox Balanced Fund	-35.24%	-4.34%	3.35%	8.48%
Combined Index	-23.35	-1.04	0.73	7.69
S&P 500	-38.08	-4.77	-2.99	7.43
BCAG	3.13	4.13	5.70	7.37

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly. Visit the Fund’s web site at www.dodgeandcox.com or call 1-800-621-3979 for current performance figures.

The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.

Standard & Poor’s, Standard & Poor’s 500, and S&P 500® are trademarks of The McGraw-Hill Companies, Inc. Barclays Capital® is a trademark of Barclays PLC.

PAGE 3 ▪ DODGE & COX BALANCED FUND

FUND INFORMATION	March 31, 2009

GENERAL INFORMATION
Net Asset Value Per Share	$45.53
Total Net Assets (billions)	$12.5
30-Day SEC Yield(a)	4.64%
2008 Expense Ratio	0.53%
2008 Portfolio Turnover Rate	27%
Fund Inception	1931
No sales charges or distribution fees

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose nine members’ average tenure at Dodge & Cox is 23 years, and by the Fixed Income Investment Policy Committee, whose nine members’ average tenure is 15 years.

STOCK PORTFOLIO (66.3%)	Fund
Number of Stocks	78
Median Market Capitalization (billions)	$10
Price-to-Earnings Ratio(b)	10.0x
Foreign Stocks(c)	12.4%

SECTOR DIVERSIFICATION (FIVE LARGEST)
Health Care	18.8%
Consumer Discretionary	13.4
Information Technology	13.4
Energy	7.3
Financials	5.3

TEN LARGEST STOCKS(d)
Hewlett-Packard Co.	3.7%
Comcast Corp.	3.4
Novartis AG (Switzerland)	2.5
Amgen, Inc.	2.4
WellPoint, Inc.	2.2
GlaxoSmithKline PLC (United Kingdom)	2.1
Schlumberger, Ltd.	2.1
Occidental Petroleum Corp.	1.9
Time Warner, Inc.	1.7
Cardinal Health, Inc.	1.7

ASSET ALLOCATION

FIXED INCOME PORTFOLIO (30.3%)(f)	Fund
Number of Fixed Income Securities(f)	255
Effective Maturity	6.2 years
Effective Duration	3.5 years

SECTOR DIVERSIFICATION
U.S. Treasury & Government Related	1.7%
Mortgage-Related Securities	10.7
Asset-Backed Securities	0.2
Corporate(f)	17.7

CREDIT QUALITY(e,f)
U.S. Government & Government Related	12.4%
Aaa	0.2
Aa	3.4
A	3.0
Baa	6.0
Ba	1.0
B	0.2
Caa	2.5
Ca	1.5
C	0.1
Average Quality	A2

CORPORATE ISSUERS (FIVE LARGEST)(d)
GMAC, LLC and subsidiaries(f)	1.7%
Wells Fargo & Co.	1.6
Ford Motor Credit Co.	1.5
General Electric Co.	1.2
HCA, Inc.	1.0

(a)	SEC yield is an annualization of the Fund’s total net investment income per share for the 30-day period ended on the last day of the month.
(b)	Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates.
(c)	Foreign stocks are U.S. dollar-denominated.
(d)

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell, or hold any particular security.

(e)

Credit quality ratings are from Moody’s Investor Services. If no Moody’s rating is available, the Standard & Poor’s or Fitch rating is reported. If unrated, the investment manager determines a comparable rating. In calculating average quality, the investment manager assigns ratings to U.S. Government and Government Related securities that are higher than the ratings assigned to securities rated Aaa. The credit quality of the investments in the portfolio does not apply to the stability or safety of the Fund or its shares.

(f)	Includes cumulative preferred stock (Preferred Blocker, Inc., a subsidiary of GMAC, LLC) representing 0.1% of the Fund’s net assets.

DODGE & COX BALANCED FUND ▪ PAGE 4

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS: 66.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.4%
CONSUMER DURABLES & APPAREL: 2.5%
Panasonic Corp. ADR(b) (Japan)	11,134,728	$122,816,050
Sony Corp. ADR(b) (Japan)	9,044,700	186,592,161

		309,408,211
MEDIA: 8.1%
Comcast Corp., Class A	30,881,074	421,217,849
DISH Network Corp., Class A(a)	1,806,165	20,066,493
Interpublic Group of Companies, Inc.(a)	7,484,200	30,834,904
Liberty Entertainment, Series A(a)	1,958,579	39,073,651
Liberty Global, Inc., Series A(a)	264,621	3,852,882
Liberty Global, Inc., Series C(a)	391,368	5,530,030
News Corp., Class A	29,484,800	195,189,376
Time Warner Cable, Inc.	3,197,614	79,300,839
Time Warner, Inc.	10,864,167	209,678,417

		1,004,744,441
RETAILING: 2.8%
CarMax, Inc.(a)	3,800,000	47,272,000
Genuine Parts Co.	814,458	24,319,716
Home Depot, Inc.	7,302,200	172,039,832
Liberty Interactive, Series A(a)	10,852,250	31,471,525
Macy’s, Inc.	3,944,266	35,103,967
The Sherwin-Williams Co.	798,100	41,477,257

		351,684,297

		1,665,836,949
CONSUMER STAPLES: 1.9%
FOOD & STAPLES RETAILING: 1.9%
Wal-Mart Stores, Inc.	3,605,000	187,820,500
Walgreen Co.	1,730,199	44,915,966

		232,736,466
ENERGY: 7.3%
Baker Hughes, Inc.	4,474,510	127,747,261
Chevron Corp.	2,567,679	172,650,736
Occidental Petroleum Corp.	4,217,700	234,715,005
Royal Dutch Shell PLC ADR(b) (United Kingdom)	2,550,127	111,211,038
Schlumberger, Ltd.	6,325,421	256,938,601

		903,262,641
FINANCIALS: 5.3%
BANKS: 2.1%
BB&T Corp.	822,238	13,912,267
HSBC Holdings PLC ADR(b) (United Kingdom)	2,236,007	63,100,118
Wells Fargo & Co.	13,359,106	190,233,669

		267,246,054

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 2.0%
Capital One Financial Corp.	8,552,059	$104,677,202
Citigroup, Inc.	14,924,800	37,759,744
Credit Suisse Group AG ADR(b) (Switzerland)	1,500,300	45,744,147
Legg Mason, Inc.	1,350,300	21,469,770
SLM Corp.(a)	8,096,000	40,075,200

		249,726,063
INSURANCE: 1.2%
AEGON NV(a),(b) (Netherlands)	8,172,900	31,383,936
American International Group, Inc.(a)	2,449,752	2,449,752
Genworth Financial, Inc., Class A(a)	1,949,000	3,703,100
Loews Corp.	1,283,108	28,356,687
The Travelers Companies, Inc.	1,990,219	80,882,500

		146,775,975

		663,748,092
HEALTH CARE: 18.8%
HEALTH CARE EQUIPMENT & SERVICES: 6.8%
Boston Scientific Corp.(a)	14,777,700	117,482,715
Cardinal Health, Inc.	6,593,300	207,557,084
Covidien, Ltd.	2,103,200	69,910,368
Health Management Associates, Inc.(a)	3,901,200	10,065,096
UnitedHealth Group, Inc.	7,798,800	163,228,884
WellPoint, Inc.(a)	7,274,100	276,197,577

		844,441,724
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.0%
Amgen, Inc.(a)	5,921,600	293,237,632
GlaxoSmithKline PLC ADR(b) (United Kingdom)	8,300,500	257,896,535
Merck & Co., Inc.	3,100,000	82,925,000
Novartis AG ADR(b) (Switzerland)	8,218,300	310,898,289
Pfizer, Inc.	11,433,979	155,730,794
Sanofi-Aventis ADR(b) (France)	6,885,900	192,323,187
Wyeth	4,772,800	205,421,312

		1,498,432,749

		2,342,874,473
INDUSTRIALS: 4.1%
CAPITAL GOODS: 2.2%
Eaton Corp.	1,103,200	40,663,952
General Electric Co.	17,749,700	179,449,467
Koninklijke Philips Electronics NV(b) (Netherlands)	650,600	9,674,422
Tyco International, Ltd.(b) (Switzerland)	2,472,100	48,354,276

		278,142,117
COMMERCIAL SERVICES & SUPPLIES: 0.6%
Pitney Bowes, Inc.	3,144,550	73,425,243

TRANSPORTATION: 1.3%
FedEx Corp.	3,491,150	155,321,263

		506,888,623

PAGE 5 ▪ DODGE & COX BALANCED FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY: 13.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.7%
Maxim Integrated Products, Inc.	7,042,000	$93,024,820

SOFTWARE & SERVICES: 4.5%
Autodesk, Inc.(a)	518,943	8,723,432
BMC Software, Inc.(a)	2,520,560	83,178,480
Cadence Design Systems, Inc.(a)	9,739,500	40,905,900
Citrix Systems, Inc.(a)	2,642,610	59,828,690
Computer Sciences Corp.(a)	4,337,500	159,793,500
Compuware Corp.(a)	6,949,488	45,797,126
EBay, Inc.(a)	7,569,200	95,069,152
Synopsys, Inc.(a)	2,989,500	61,972,335

		555,268,615
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.2%
Hewlett-Packard Co.	14,260,912	457,204,839
Hitachi, Ltd. ADR(a),(b) (Japan)	2,220,245	60,945,725
Kyocera Corp. ADR(b) (Japan)	775,400	51,920,784
Molex, Inc.	800,000	10,992,000
Molex, Inc., Class A	2,527,928	31,953,010
Motorola, Inc.(a)	47,509,600	200,965,608
Sun Microsystems, Inc.(a)	4,642,895	33,985,991
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	2,412,300	19,515,507
Tyco Electronics, Ltd.	5,797,900	64,008,816
Xerox Corp.	18,721,050	85,180,778

		1,016,673,058

		1,664,966,493
MATERIALS: 0.9%
Cemex SAB de CV ADR(b) (Mexico)	3,763,542	23,522,138
Domtar Corp.(a)	6,601,100	6,271,045
Dow Chemical Co.	8,960,259	75,534,983
Vulcan Materials Co.	291,356	12,904,157

		118,232,323
TELECOMMUNICATION SERVICES: 1.2%
Sprint Nextel Corp.(a)	43,567,200	155,534,904

TOTAL COMMON STOCKS (Cost $13,484,808,533)		$8,254,080,964

PREFERRED STOCKS: 0.1%
FINANCIALS: 0.1%
DIVERSIFIED FINANCIALS: 0.1%
Preferred Blocker, Inc. (a subsidiary of GMAC, LLC)(d)	81,808	$16,287,466

TOTAL PREFERRED STOCKS (Cost $16,361,600)		$16,287,466

FIXED INCOME SECURITIES: 30.2%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 1.7%
GOVERNMENT RELATED: 1.7%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	$1,982,529	$2,071,783
Small Business Administration – 504 Program
Series 96-20L, 6.70%, 12/1/16	1,432,159	1,535,871
Series 97-20F, 7.20%, 6/1/17	2,091,807	2,262,024
Series 97-20I, 6.90%, 9/1/17	2,643,318	2,854,865
Series 98-20D, 6.15%, 4/1/18	3,618,805	3,845,872
Series 98-20I, 6.00%, 9/1/18	2,005,879	2,130,480
Series 99-20F, 6.80%, 6/1/19	3,008,278	3,232,213
Series 00-20D, 7.47%, 4/1/20	8,233,564	8,987,836
Series 00-20E, 8.03%, 5/1/20	3,565,697	3,978,608
Series 00-20G, 7.39%, 7/1/20	4,355,106	4,787,947
Series 00-20I, 7.21%, 9/1/20	3,070,085	3,362,043
Series 01-20E, 6.34%, 5/1/21	8,295,204	8,965,799
Series 01-20G, 6.625%, 7/1/21	7,225,762	7,876,370
Series 03-20J, 4.92%, 10/1/23	16,314,617	17,272,114
Series 05-20K, 5.36%, 11/1/25	30,183,287	32,632,480
Series 06-20D, 5.64%, 4/1/26	42,098,207	46,439,723
Series 06-20F, 5.82%, 6/1/26	46,638,884	50,691,748
Series 07-20F, 5.71%, 6/1/27	11,117,489	12,211,089

		215,138,865
MORTGAGE-RELATED SECURITIES: 10.7%
FEDERAL AGENCY CMO & REMIC: 3.0%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.214%, 2/15/25	1,007,425	1,070,389
Trust 1995-2C 3A, 8.793%, 6/15/25	452,766	498,489
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	1,285,833	1,358,563
Trust 2002-33 A1, 7.00%, 6/25/32	4,008,538	4,294,147
Series 2002-86, 6.00%, 8/25/32	22,035,998	23,050,985
Trust 2005-W4 1A2, 6.50%, 8/25/35	25,417,664	26,386,712
Trust 2001-T7 A1, 7.50%, 2/25/41	3,888,220	4,108,150
Trust 2001-T8 A1, 7.50%, 7/25/41	4,096,763	4,389,940
Trust 2001-T4 A1, 7.50%, 7/25/41	3,437,597	3,683,602
Trust 2001-W3 A, 7.00%, 9/25/41	3,306,566	3,542,158
Trust 2001-T10 A2, 7.50%, 12/25/41	4,156,262	4,453,696
Trust 2002-W6 2A1, 7.00%, 6/25/42	3,913,083	4,191,890
Trust 2002-W8 A2, 7.00%, 6/25/42	4,527,474	4,748,188
Trust 2003-W2 1A1, 6.50%, 7/25/42	8,376,721	8,696,084
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,368,142	3,532,338
Trust 2003-W4 4A, 7.50%, 10/25/42	4,954,409	5,308,961
Trust 2004-T1 1A2, 6.50%, 1/25/44	8,075,050	8,382,911
Trust 2004-W2 5A, 7.50%, 3/25/44	17,044,542	18,136,467
Trust 2004-W8 3A, 7.50%, 6/25/44	2,349,466	2,499,980
Series 2009-11 MP, 7.00%, 3/25/49	114,495,198	122,165,037

DODGE & COX BALANCED FUND ▪ PAGE 6

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	$4,379,608	$4,616,947
Series 2430 UC, 6.00%, 9/15/16	6,263,644	6,396,652
Series 1078 GZ, 6.50%, 5/15/21	825,911	864,922
Series (GN) 16 PK, 7.00%, 8/25/23	10,006,002	10,760,231
Series T-48 1A4, 5.538%, 7/25/33	62,439,964	64,332,707
Series T-051 1A, 6.50%, 9/25/43	398,922	414,131
Series T-59 1A1, 6.50%, 10/25/43	25,186,417	25,385,011

		367,269,288
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 7.7%
Fannie Mae, 10 Year
6.00%, 1/1/12-10/1/14	13,205,791	13,763,791
Fannie Mae, 15 Year
6.00%, 3/1/14-3/1/22	98,998,352	104,142,365
6.50%, 1/1/13-11/1/18	98,559,815	103,485,457
7.00%, 7/1/11-11/1/18	7,295,431	7,588,737
7.50%, 9/1/15-8/1/17	33,746,499	35,545,086
Fannie Mae, 20 Year
6.50%, 1/1/22-10/1/26	22,093,394	23,325,775
Fannie Mae, 30 Year
6.50%, 12/1/32-11/1/37	263,928,242	278,512,516
7.00%, 8/1/37	22,319,988	23,770,755
7.50%, 8/1/10	6,604	6,757
Fannie Mae, Hybrid ARM
4.665%, 9/1/34	12,205,166	12,519,401
4.747%, 1/1/35	8,508,646	8,786,210
4.761%, 12/1/34	13,577,975	13,843,398
4.824%, 8/1/35	9,061,900	9,243,336
4.906%, 1/1/35	6,514,349	6,651,964
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	325,882	332,858
Pool 555162, 4.826%, 1/1/13	14,748,972	15,433,794
Pool 760762, 4.89%, 4/1/12	16,115,000	16,621,245
Pool 555316, 4.918%, 2/1/13	4,249,086	4,432,408
Pool 735387, 4.921%, 4/1/15	12,071,342	12,706,419
Pool 555148, 4.977%, 1/1/13	3,638,226	3,815,443
Pool 555806, 5.098%, 10/1/13	3,058,408	3,235,166
Pool 461628, 5.32%, 4/1/14	10,173,882	10,890,341
Pool 462086, 5.355%, 11/1/15	20,816,110	22,288,497
Pool 545316, 5.629%, 12/1/11	4,678,158	4,943,912
Pool 545387, 5.896%, 1/1/12	5,484,278	5,836,506
Pool 545685, 5.932%, 4/1/12	22,886,409	24,162,311
Pool 545258, 5.942%, 11/1/11	849,895	899,147
Freddie Mac, 30 Year
8.00%, 11/1/10	6	6
8.75%, 5/1/10	2,039	2,076
Freddie Mac Gold, 15 Year
6.00%, 10/1/13-10/1/18	33,074,756	34,586,349
6.50%, 7/1/14-3/1/18	40,370,142	42,331,097
7.00%, 8/1/09-4/1/15	188,779	195,421
7.75%, 7/25/21	1,172,224	1,250,862

	PAR VALUE	VALUE
Freddie Mac Gold, 20 Year 6.50%, 10/1/26	$41,098,993	$43,562,891
Freddie Mac Gold, 30 Year
6.50%, 9/1/18-4/1/33	49,815,850	52,906,925
7.47%, 3/17/23	336,616	358,656
8.50%, 1/1/23	11,205	12,050
Freddie Mac Gold, Hybrid ARM
3.797%, 5/1/34	14,007,299	14,098,346
4.798%, 10/1/35	677,577	695,465
Ginnie Mae, 30 Year
7.50%, 11/15/24-10/15/25	3,468,331	3,715,163
7.97%, 4/15/20-1/15/21	1,843,855	1,984,525

		962,483,427
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	2,875,026	3,031,446

		1,332,784,161
ASSET-BACKED SECURITIES: 0.2%
STUDENT LOAN: 0.2%
SLM Student Loan Trust
Series 2006-09 A2, 1.159%, 4/25/17	8,379,433	8,293,301
Series 2006-10 A2, 1.169%, 10/25/17	8,238,122	8,230,280

		16,523,581
CORPORATE: 17.6%
FINANCIALS: 8.1%
American International Group, Inc.(d) 8.25%, 8/15/18	29,000,000	12,408,984
Bank of America Corp.
5.30%, 3/15/17	42,000,000	30,862,566
8.00%, 12/15/26(c)	17,355,000	7,332,192
5.625%, 3/8/35(c)	10,000,000	4,161,416
6.625%, 5/23/36(c)	41,040,000	18,689,092
Boston Properties, Inc.
6.25%, 1/15/13	27,070,000	22,722,775
5.625%, 4/15/15	29,500,000	22,766,327
5.00%, 6/1/15	2,890,000	2,140,558
Capital One Financial Corp. 6.75%, 9/15/17	60,630,000	50,829,358
CIGNA Corp.
7.65%, 3/1/23	9,745,000	8,404,702
7.875%, 5/15/27	12,970,000	10,363,523
8.30%, 1/15/33	9,050,000	7,302,544
6.15%, 11/15/36	5,500,000	3,865,906
Citigroup, Inc. 6.125%, 11/21/17	35,000,000	30,345,210
General Electric Co. 1.30%, 11/1/12	190,000,000	153,272,780
GMAC, LLC(d)
6.875%, 9/15/11	157,385,000	111,840,929
8.00%, 11/1/31	166,912,000	80,311,378

PAGE 7 ▪ DODGE & COX BALANCED FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Health Net, Inc. 6.375%, 6/1/17	$18,675,000	$12,932,437
HSBC Holdings PLC(b) (United Kingdom)
6.50%, 5/2/36	23,000,000	18,983,855
6.50%, 9/15/37	45,000,000	36,825,660
JPMorgan Chase & Co
8.75%, 9/1/30.(c)	28,187,000	20,503,676
5.85%, 8/1/35.(c)	5,955,000	3,393,294
Kaupthing Bank hf.(b),(d),(g) (Iceland) 7.125%, 5/19/16	65,060,000	6,506
Liberty Mutual Group, Inc.(d) 4.875%, 2/1/10	15,131,000	14,651,787
SLM Corp. 8.45%, 6/15/18	50,000,000	27,006,400
Travelers Cos., Inc.
5.00%, 3/15/13	9,750,000	9,641,655
6.25%, 6/20/16	9,735,000	9,884,524
Unum Group
7.625%, 3/1/11	8,426,000	8,385,016
6.85%, 11/15/15(d)	10,200,000	8,087,692
7.19%, 2/1/28	8,500,000	5,331,268
7.25%, 3/15/28	12,130,000	7,979,295
6.75%, 12/15/28	11,633,000	7,312,667
WellPoint, Inc.
5.00%, 12/15/14	13,070,000	12,456,120
5.25%, 1/15/16	40,000,000	36,498,240
Wells Fargo & Co.
1.255%, 4/23/12	186,000,000	156,686,011
6.00%, 11/15/17	46,000,000	40,133,988

		1,014,320,331
INDUSTRIALS: 7.6%
BHP Billiton Ltd.(b) (Australia) 5.50%, 4/1/14	20,000,000	20,137,880
Boston Scientific Corp.
5.45%, 6/15/14	19,385,000	17,737,275
6.25%, 11/15/15	1,075,000	997,062
6.40%, 6/15/16	21,905,000	20,371,650
Comcast Corp.
5.30%, 1/15/14	51,875,000	50,362,532
5.85%, 11/15/15	26,500,000	25,424,100
5.90%, 3/15/16	3,180,000	3,071,766
Cox Communications, Inc.
5.45%, 12/15/14	75,530,000	67,934,628
5.50%, 10/1/15	4,815,000	4,266,605
5.875%, 12/1/16(d)	25,145,000	22,298,335
8.375%, 3/1/39(d)	6,400,000	6,004,800

	PAR VALUE	VALUE
Dillard’s, Inc.
7.85%, 10/1/12	$14,000,000	$7,700,000
7.13%, 8/1/18	10,831,000	3,790,850
7.875%, 1/1/23	8,860,000	2,923,800
7.75%, 7/15/26	50,000	15,062
7.75%, 5/15/27	550,000	181,500
7.00%, 12/1/28	15,490,000	4,511,462
Dow Chemical Co.
4.027%, 9/30/09(d)	33,950,000	33,564,566
7.375%, 11/1/29	18,170,000	11,714,163
Ford Motor Credit Co.(h)
7.375%, 2/1/11	166,700,000	125,976,690
7.25%, 10/25/11	83,160,000	59,875,200
HCA, Inc.
7.875%, 2/1/11	23,798,000	23,024,565
6.95%, 5/1/12	50,090,000	45,331,450
6.30%, 10/1/12	8,400,000	7,014,000
6.25%, 2/15/13	32,740,000	24,391,300
6.75%, 7/15/13	13,690,000	10,233,275
5.75%, 3/15/14	15,070,000	9,870,850
6.50%, 2/15/16	7,432,000	4,886,540
Hewlett-Packard Co. 6.125%, 3/1/14	13,450,000	14,323,618
Lafarge SA(b) (France) 6.50%, 7/15/16	33,715,000	24,611,950
Liberty Media Corp.
8.50%, 7/15/29	9,682,000	5,406,235
8.25%, 2/1/30	7,461,000	4,053,942
Macy’s, Inc.
7.625%, 8/15/13	5,900,000	4,298,965
7.45%, 10/15/16	11,675,000	7,765,848
6.65%, 7/15/24	12,895,000	6,939,083
6.90%, 4/1/29	8,080,000	4,076,085
6.90%, 1/15/32	55,984,000	30,249,891
6.70%, 7/15/34	8,380,000	4,628,794
Reed Elsevier PLC(b) (United Kingdom) 8.625%, 1/15/19	20,000,000	20,506,200
Sprint Nextel Corp.
6.00%, 12/1/16	25,585,000	18,293,275
6.875%, 11/15/28	10,085,000	6,101,425
Time Warner Cable, Inc. 8.75%, 2/14/19	8,000,000	8,494,608
Time Warner, Inc.
7.625%, 4/15/31	61,555,000	55,000,931
7.70%, 5/1/32	30,690,000	27,597,553
Xerox Corp. 6.875%, 8/15/11	96,380,000	91,972,350

		947,932,659

DODGE & COX BALANCED FUND ▪ PAGE 8

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
TRANSPORTATION: 1.9%
Burlington Northern Santa Fe Corp.
8.251%, 1/15/21	$1,253,469	$1,366,580
4.967%, 4/1/23	12,468,982	11,423,213
5.72%, 1/15/24	21,546,435	21,190,317
5.629%, 4/1/24	27,296,161	26,663,336
5.342%, 4/1/24	17,629,321	16,659,519
5.996%, 4/1/24	23,750,283	24,463,454
CSX Corp. 9.75%, 6/15/20	5,351,000	5,557,982
FedEx Corp.
7.375%, 1/15/14	9,000,000	9,541,314
8.00%, 1/15/19	7,125,000	7,498,742
6.72%, 7/15/23	15,409,032	14,993,685
Norfolk Southern Corp.
7.70%, 5/15/17	5,955,000	6,642,475
9.75%, 6/15/20	7,389,000	8,549,272
Union Pacific Corp.
6.50%, 4/15/12	3,550,000	3,696,306
6.33%, 1/2/20	26,685,286	28,097,711
5.866%, 7/2/30	36,014,966	33,266,333
6.176%, 1/2/31	11,971,951	11,822,038

		231,432,277

		2,193,685,267

TOTAL FIXED INCOME SECURITIES (Cost $4,262,950,530)		$3,758,131,874

SHORT-TERM INVESTMENTS: 2.9%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$37,187,970	$37,187,970

REPURCHASE AGREEMENT: 2.6%
Fixed Income Clearing Corporation(f) 0.14%, 4/1/09, maturity value $331,073,288	331,072,000	331,072,000

TOTAL SHORT-TERM INVESTMENTS (Cost $368,259,970)		$368,259,970

TOTAL INVESTMENTS (Cost $18,132,380,633)	99.5%	$12,396,760,274
OTHER ASSETS LESS LIABILITIES	0.5%	56,908,207

NET ASSETS	100.0%	$12,453,668,481

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, all such securities in total represented $305,462,443 or 2.5% of net assets.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Freddie Mac 0.00%, 12/31/09. Total collateral value is $337,698,025.
(g)

Non-income producing / security in default. On October 9, 2008, Kaupthing Bank requested protection under the Icelandic Financial Supervisory Authority, which has appointed a resolution committee to oversee the affairs of Kaupthing, including supervision of its assets and business operations.

(h)	Subsidiary (see Note below)

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

PAGE 9 ▪ DODGE & COX BALANCED FUND

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$8,307,556,400
Level 2: Other Significant Observable Inputs	4,089,203,874
Level 3: Significant Unobservable Inputs	—

Total	$12,396,760,274

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax $18,142,157,865. Net unrealized depreciation aggregated $5,745,397,591, of which $671,040,110 represented appreciated securities and $6,416,437,701 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX BALANCED FUND ▪ PAGE 10

OFFICERS AND TRUSTEES

John A. Gunn, Chairman & Trustee

Chairman & Chief Executive Officer, Dodge & Cox

Kenneth E. Olivier, President & Trustee

President, Dodge & Cox

Dana M. Emery, Senior Vice President & Trustee

Executive Vice President, Dodge & Cox

William F. Ausfahl, Independent Trustee

Former Chief Financial Officer and member of Board of Directors, The Clorox Company

L. Dale Crandall, Independent Trustee

Former President, Kaiser Foundation Health Plan and Hospitals

Thomas A. Larsen, Independent Trustee

Director, Howard, Rice, Nemerovski, Canady, Falk & Rabkin

John B. Taylor, Independent Trustee

Professor of Economics, Stanford University; Senior Fellow, Hoover Institute and

former Under Secretary for International Affairs, United States Treasury

Will C. Wood, Independent Trustee

Principal, Kentwood Associates, Financial Advisers

Charles F. Pohl, Senior Vice President

Vice President & Chief Investment Officer, Dodge & Cox

Diana S. Strandberg, Senior Vice President

Vice President, Dodge & Cox

David H. Longhurst, Treasurer

Vice President & Assistant Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary

Chief Operating Officer, Secretary & General Counsel, Dodge & Cox

Marcia P. Venegas, Chief Compliance Officer

Associate Chief Compliance Officer, Dodge & Cox

PAGE 11 ▪ DODGE & COX BALANCED FUND

Income Fund

www.dodgeandcox.com

For Fund literature, transactions, and account

information, please visit the Funds’ web site.

or write or call:

DODGE & COX FUNDS

c/o Boston Financial Data Services

P.O. Box 8422

Boston, Massachusetts 02266-8422

(800) 621-3979

INVESTMENT MANAGER

Dodge & Cox

555 California Street, 40th Floor

San Francisco, California 94104

(415) 981-1710

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

This report reflects our views, opinions, and portfolio holdings as of March 31, 2009, the end of the reporting period. Any such views are subject to change at any time based upon market or other conditions and Dodge & Cox disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dodge & Cox Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dodge & Cox Fund.

03/09 IF QR       Printed on recycled paper

2009

First Quarter Report

March 31, 2009

Income Fund

ESTABLISHED 1989

TICKER:  DODIX

TO OUR SHAREHOLDERS

The Dodge & Cox Income Fund had a total return of 0.26% for the first quarter of 2009, compared to a total return of 0.12% for the Barclays Capital Aggregate Bond Index (BCAG). Please refer to page three for longer-term results of the Fund. At quarter end, the Fund had net assets of $13.6 billion with a cash position of 1.9%.

FIRST QUARTER MARKET COMMENTARY

U.S. macroeconomic conditions worsened in the first quarter of 2009: two million jobs were lost, the unemployment rate reached a 26-year high of 8.5%, and consumer spending was tepid. These factors, combined with falling housing prices (down 19% year-over-year), steep equity market declines (down 11% for the quarter), and ongoing stress in credit markets, further eroded consumer and business confidence.

At the same time, the U.S. government and Federal Reserve implemented a number of programs intended to stabilize the financial system, improve the flow of credit, and boost the ailing U.S. economy. In addition to the passage of a record-breaking fiscal stimulus package, the Obama Administration unveiled its Financial Stability Plan. This plan—the centerpiece for addressing the credit crisis—provides direct capital support to U.S. banks, expands the Term Asset-Backed Securities Loan Facility (TALF), and allows for substantial direct purchases of Government-Sponsored Enterprise (GSE)-guaranteed1 Mortgage-Backed Securities (MBS). It also lays the foundation for the Public-Private Investment Program (PPIP) to address the “toxic” assets on banks’ balance sheets.

Despite the deteriorating economic backdrop, investor sentiment toward Corporates and GSE-guaranteed MBS generally improved, given attractive valuations and the significant U.S. government efforts. U.S. Treasuries surrendered the title of best-performing sector for just the second time in the past eight quarters as the Barclays Capital Treasury Index returned negative 1.3%, compared to positive 2.2% for the U.S. MBS Index and 7.6% for the Asset-Backed Securities Index, which staged a meaningful rally following the PPIP and TALF announcements.

Returns among sub-sectors of the investment-grade Corporate market were bifurcated; Utility and Industrial issuers returned 1.7% and solidly outperformed U.S. Treasuries. In contrast, the BCAG Financial Institutions sector posted a negative 7.8% return in light of continuing credit issues and uncertainty over potential government actions in the wake of capital adequacy “stress tests” on systemically important U.S. banks.

INVESTMENT STRATEGY

The Fund is significantly overweight corporate bonds and modestly overweight GSE-guaranteed MBS compared to the BCAG, constructed through a process of bottom-up security selection. We continue to minimize exposure to the U.S. Treasury sector through a very low weighting (under 2%; the BCAG weighting was 26%) and a focus on shorter maturities, given our view that U.S. Treasuries offer unattractive relative return potential over our three-to-five year investment horizon.

We increased the Fund’s allocation to Corporates by three percentage points during the quarter to 46.7%. With both U.S. and global economies struggling, corporate bond investing is a challenging task. Valuations have declined across the corporate bond universe: at quarter end, the Corporate Index yield premium to U.S. Treasuries was near its all-time high at 543 basis points2 (bps), versus 97 bps in mid-2007. However, we believe that market pricing—implying expectations for investment-grade corporate defaults that are a multiple of previous highs—is overly pessimistic and that compelling long-term investment opportunities have been created by the dislocation. As we have considered new corporate bond additions to the Fund, we have focused on attractively priced securities of companies that we believe have strong franchises and the ability to withstand the current downturn. During the quarter, we established new positions in four issuers.

The new issue market has become our primary avenue for new corporate purchases. Secondary trading volumes for Corporates have recovered from fourth quarter 2008 lows but remain, for a variety of reasons, well below levels that characterized most of the last decade. In this environment of attractive valuations but challenging secondary market liquidity, the Fund has benefited from the number of strong companies that have chosen to come to market with debt issues. Our ability to take

PAGE 1 ▪ DODGE & COX INCOME FUND

advantage of these opportunities is critically dependent on our ability to do in-depth fundamental research on the issuer in a condensed period of time. We are aided in this effort by the depth and breadth of the industry analyst team we share with our equity Funds. This team of 24 analysts has an average tenure of nine years with the firm and is augmented by a large group of research associates. These analysts cover, on a worldwide basis, significant companies in all major industries. Most of the companies that are likely to be large issuers in the fixed income market have been followed by our team for years. This allows us to draw on their knowledge and expertise, along with that of our dedicated fixed income analysts, to compile an in-depth picture of a company’s creditworthiness in a time-sensitive manner.

We reduced the Fund’s weighting in GSE-guaranteed MBS by two percentage points to 44.4% during the quarter, and by a total of six percentage points since the fall of 2008. GSE-guaranteed MBS have delivered solid returns (9.5% annualized) since June 2007, including this past quarter. Recently, policymakers (Federal Reserve and the U.S. Treasury) have instituted massive purchase programs for GSE-guaranteed MBS. This has had the desired effect of pushing down the yields of GSE-guaranteed MBS in the secondary market which, in turn, has provided significant downward pressure on consumer mortgage rates. These primary rates are roughly 1.5 percentage points lower than they were in mid-2008. In addition, new government policies have broadened the number of borrowers who can take advantage of these lower rates by loosening collateral value (and other) constraints that borrowers may face. While the goals of these efforts are laudable—stimulating the moribund housing market by making home purchases less expensive to finance and boosting consumer spending by reducing mortgage expense through low-rate refinancings—they have significantly elevated the prepayment risk3 on existing MBS.

These factors, in conjunction with less compelling valuations, have been the catalyst for reducing the Fund’s MBS exposure in favor of corporate securities. Nevertheless, even with higher prepayment risk, the Fund’s MBS seem likely to deliver higher returns over our investment horizon than similar U.S Treasuries, whose yields are between 1% and 2%.

The Fund retains a significant nominal yield advantage over the BCAG (6.7% versus 4.1% at quarter end), the result of both its greater emphasis on the higher-yielding Corporate and MBS sectors and individual security selection within those sectors. The Fund’s duration (a measure of price sensitivity to a change in interest rates) is approximately half a year shorter than the BCAG’s. Importantly, the Fund’s duration comes mainly from the higher-yielding Corporate sector, as opposed to the BCAG which has nearly half of its interest rate exposure from the lower-yielding U.S. Government sector. This positioning reflects our general concern over potentially higher U.S. Treasury rates (and the negative effect such a rise would have on their bond prices) over our extended investment horizon. It also reflects the attractiveness of the significantly higher yields available on long corporate securities, which more fully compensate for the risk of rising interest rates.

CONCLUSION

Despite the gloomy economic news and the volatility of financial markets, we are enthusiastic about the Fund’s prospects. Credit and business cycles invariably run their course and financial markets usually anticipate the eventual recovery well in advance of improving economic conditions. We believe that compelling investment opportunities have been created in this environment and our team is working diligently on behalf of the Fund’s shareholders to realize them.

Thank you for your continued confidence in our firm as a shareholder of the Dodge & Cox Income Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

John A. Gunn, Chairman	Dana M. Emery, Senior Vice President

May 5, 2009

[1]	The U.S. Government does not guarantee the Fund’s shares, yield or net asset value. The guarantee does not eliminate market risk.
[2]	One basis point is equal to 1/100th of 1%.
[3]	The Fund may be subject to a variety of risks in addition to those described above (e.g., interest rate risk—rising rates would negatively impact the fixed income securities held by the Fund).

DODGE & COX INCOME FUND ▪ PAGE 2

FIRST QUARTER PERFORMANCE REVIEW

The Fund outperformed the BCAG by 0.14 percentage points during the first quarter.

Key Contributors to Relative Results

▪	The Fund’s GSE-guaranteed MBS holdings posted strong returns, particularly higher-coupon seasoned pass-throughs.
▪	The Fund’s substantial nominal yield advantage enhanced returns.
▪	Several of the Fund’s corporate holdings performed well, including HCA, Ford Motor Credit, Xerox, and Boston Properties.
▪	The Fund’s underweight to U.S. Treasuries (both on a market value and duration basis) benefited relative returns as Treasuries underperformed other sectors during the quarter.

Key Detractors from Relative Results

▪

The Fund’s overweight in the Financial Institutions sector significantly detracted from relative performance. SLM Corp., American International Group (AIG), Bank of America, Citigroup, and GMAC were particularly weak.

GROWTH OF $10,000 OVER 10 YEARS

FOR AN INVESTMENT MADE ON MARCH 31, 1999

AVERAGE ANNUAL TOTAL RETURN

FOR PERIODS ENDED MARCH 31, 2009

	1 Year	5 Years	10 Years	20 Years

Dodge & Cox Income Fund	-0.59%	2.72%	5.21%	7.26%
BCAG	3.13	4.13	5.70	7.37

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly. Visit the Fund’s web site at www.dodgeandcox.com or call 1-800-621-3979 for current performance figures.

The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. The Barclays Capital Aggregate Bond Index (BCAG) is a widely recognized, unmanaged index of U.S. dollar-denominated investment-grade fixed income securities. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.

Barclays Capital® is a trademark of Barclays PLC.

PAGE 3 ▪ DODGE & COX INCOME FUND

FUND INFORMATION	March 31, 2009

GENERAL INFORMATION
Net Asset Value Per Share	$11.64
Total Net Assets (billions)	$13.6
30-Day SEC Yield(a)	7.17%
2008 Expense Ratio	0.43%
2008 Portfolio Turnover Rate	24%
Fund Inception	1989
No sales charges or distribution fees

Investment Manager: Dodge & Cox, San Francisco. Managed by the Fixed Income Investment Policy Committee, whose nine members’ average tenure at Dodge & Cox is 15 years.

PORTFOLIO CHARACTERISTICS	Fund		BCAG
Number of Fixed Income Securities	483	(e)	9,023
Effective Maturity (years)	5.6		5.7
Effective Duration (years)	3.3		3.7

FIVE LARGEST CORPORATE ISSUERS(c)	Fund
Wells Fargo & Co.	3.3%
Ford Motor Credit Co.	3.1
GMAC, LLC and subsidiaries(e)	2.7
HCA, Inc.	2.6
Cox Communications, Inc.	2.4

CREDIT QUALITY(d,e)	Fund	BCAG
U.S. Government & Government Related	49.1%	74.7%
Aaa	2.3	5.8
Aa	4.4	3.8
A	13.2	8.9
Baa	18.1	6.8
Ba	2.4	0.0
B	0.2	0.0
Caa	5.7	0.0
Ca	2.5	0.0
C	0.2	0.0
Cash Equivalents	1.9	0.0
Average Quality	Aa3	Aa1

ASSET ALLOCATION

SECTOR DIVERSIFICATION	Fund	BCAG
U.S. Treasury & Government Related	4.8%	36.2%
Mortgage-Related Securities	44.4	38.7
Asset-Backed Securities/CMBS(b)	2.2	3.8
Corporate(e)	46.7	17.4
Non-Corporate Yankee	0.0	3.9
Cash Equivalents	1.9	0.0

MATURITY DIVERSIFICATION	Fund	BCAG
0-1 Years to Maturity	4.4%	0.0%
1-5	63.2	70.3
5-10	22.2	19.2
10-15	1.8	2.8
15-20	0.9	2.0
20-25	4.9	1.9
25 and Over	2.4	3.8
Preferred Stock (no maturity)	0.2	0.0

(a)	SEC yield is an annualization of the Fund’s total net investment income per share for the 30-day period ended on the last day of the month.
(b)	CMBS refers to commercial mortgage-backed securities, which are a component of the BCAG but not currently held by the Fund.
(c)

The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell, or hold any particular security.

(d)

The Fund’s credit quality ratings are from Moody’s Investor Services. If no Moody’s rating is available, the Standard & Poor’s or Fitch rating is reported. If unrated, the investment manager determines a comparable rating. The BCAG’s credit quality ratings are from Barclays Capital and reference Moody’s, Standard & Poor’s and Fitch ratings. The BCAG’s methodology for calculating average credit quality differs from that used by the Fund. Applying the BCAG methodology, the Fund’s average credit quality would be A1. The credit quality of the investments in the portfolio does not apply to the stability or safety of the Fund or its shares.

(e)	Includes cumulative preferred stock (Preferred Blocker, Inc., a subsidiary of GMAC, LLC) representing 0.2% of the Fund’s net assets.

DODGE & COX INCOME FUND ▪ PAGE 4

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES: 97.9%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 4.8%
U.S. TREASURY: 1.8%
U.S. Treasury Notes 3.625%, 7/15/09	$240,000,000	$242,362,560

GOVERNMENT RELATED: 3.0%
Small Business Administration – 504 Program
Series 91-20K, 8.25%, 11/1/11	106,897	109,035
Series 92-20B, 8.10%, 2/1/12	163,791	168,494
Series 92-20C, 8.20%, 3/1/12	318,742	328,947
Series 92-20D, 8.20%, 4/1/12	217,412	221,172
Series 92-20G, 7.60%, 7/1/12	516,474	526,396
Series 92-20H, 7.40%, 8/1/12	352,699	362,482
Series 92-20I, 7.05%, 9/1/12	384,233	395,516
Series 92-20J, 7.00%, 10/1/12	586,195	596,282
Series 92-20K, 7.55%, 11/1/12	642,649	655,824
Series 92-20L, 7.45%, 12/1/12	312,022	319,438
Series 93-20B, 7.00%, 2/1/13	369,410	380,138
Series 93-20C, 6.50%, 3/1/13	1,450,430	1,494,027
Series 93-20D, 6.75%, 4/1/13	541,198	552,737
Series 93-20E, 6.55%, 5/1/13	2,064,428	2,113,913
Series 93-20F, 6.65%, 6/1/13	738,967	759,018
Series 93-20L, 6.30%, 12/1/13	1,027,746	1,061,997
Series 94-20A, 6.50%, 1/1/14	1,257,421	1,299,779
Series 94-20D, 7.70%, 4/1/14	344,236	358,686
Series 94-20E, 7.75%, 5/1/14	1,242,125	1,299,964
Series 94-20F, 7.60%, 6/1/14	714,438	749,954
Series 94-20G, 8.00%, 7/1/14	559,398	587,824
Series 94-20H, 7.95%, 8/1/14	444,061	471,088
Series 94-20I, 7.85%, 9/1/14	442,128	470,281
Series 94-20K, 8.65%, 11/1/14	506,121	541,018
Series 94-20L, 8.40%, 12/1/14	405,653	434,181
Series 95-20A, 8.50%, 1/1/15	160,055	170,858
Series 95-20C, 8.10%, 3/1/15	330,469	356,279
Series 97-20E, 7.30%, 5/1/17	881,801	953,594
Series 97-20J, 6.55%, 10/1/17	1,276,459	1,365,238
Series 98-20C, 6.35%, 3/1/18	4,909,605	5,252,358
Series 98-20H, 6.15%, 8/1/18	1,678,164	1,786,613
Series 98-20L, 5.80%, 12/1/18	1,191,670	1,251,872
Series 99-20C, 6.30%, 3/1/19	1,330,567	1,414,711
Series 99-20G, 7.00%, 7/1/19	3,087,633	3,332,028
Series 99-20I, 7.30%, 9/1/19	853,316	927,758
Series 01-20G, 6.625%, 7/1/21	8,512,915	9,279,417
Series 01-20L, 5.78%, 12/1/21	19,832,844	21,261,888
Series 02-20L, 5.10%, 12/1/22	5,371,074	5,688,970
Series 04-20L, 4.87%, 12/1/24	6,241,408	6,615,792
Series 05-20B, 4.625%, 2/1/25	8,340,942	8,749,713
Series 05-20E, 4.84%, 5/1/25	16,858,689	17,844,666
Series 05-20G, 4.75%, 7/1/25	15,435,098	16,329,640
Series 05-20I, 4.76%, 9/1/25	16,907,298	17,838,462
Series 06-20A, 5.21%, 1/1/26	17,545,456	18,694,446
Series 06-20B, 5.35%, 2/1/26	5,164,496	5,586,565
Series 06-20C, 5.57%, 3/1/26	26,162,979	28,563,840
Series 06-20G, 6.07%, 7/1/26	45,916,075	50,623,276

	PAR VALUE	VALUE
Series 06-20J, 5.37%, 10/1/26	$16,064,380	$17,375,196
Series 06-20L, 5.12%, 12/1/26	12,492,489	13,375,014
Series 07-20A, 5.32%, 1/1/27	24,960,023	26,956,169
Series 07-20C, 5.23%, 3/1/27	37,821,656	40,761,333
Series 07-20D, 5.32%, 4/1/27	40,088,646	43,269,732
Series 07-20G, 5.82%, 7/1/27	27,712,340	30,543,311

		412,426,930

		654,789,490
MORTGAGE-RELATED SECURITIES: 44.4%
FEDERAL AGENCY CMO & REMIC: 3.4%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	323,773	362,490
Trust 1997-2Z, 7.50%, 6/15/27	25,209,878	26,785,496
Trust 1998-1 1A, 8.189%, 3/15/28	945,055	1,006,780
Fannie Mae
Trust 1994-72 J, 6.00%, 6/25/23	1,703,394	1,710,991
Trust 1998-58 PX, 6.50%, 9/25/28	2,274,832	2,408,420
Trust 1998-58 PC, 6.50%, 10/25/28	12,936,393	13,778,974
Series 2001-69 PQ, 6.00%, 12/25/31	19,729,527	20,407,274
Trust 2002-33 A1, 7.00%, 6/25/32	4,596,898	4,924,427
Series 2008-24 GD, 6.50%, 3/25/37	46,084,079	48,150,595
Trust 2001-T4 A1, 7.50%, 7/25/41	3,969,477	4,253,544
Trust 2001-T10 A1, 7.00%, 12/25/41	6,413,474	6,870,434
Trust 2002-90 A1, 6.50%, 6/25/42	8,510,917	8,984,337
Trust 2002-W6 2A1, 7.00%, 6/25/42	6,985,166	7,482,859
Trust 2002-W8 A2, 7.00%, 6/25/42	3,640,818	3,818,307
Trust 2003-W2 1A2, 7.00%, 7/25/42	21,772,734	22,834,155
Trust 2003-W4 3A, 7.00%, 10/25/42	6,710,381	7,037,512
Trust 2003-07 A1, 6.50%, 12/25/42	8,703,559	9,138,415
Trust 2003-W1 1A1, 6.50%, 12/25/42	13,719,133	14,482,260
Trust 2003-W1 2A, 7.50%, 12/25/42	6,184,105	6,626,659
Trust 2004-W2 5A, 7.50%, 3/25/44	26,989,896	28,718,949
Trust 2004-W8 3A, 7.50%, 6/25/44	17,055,555	18,148,185
Trust 2005-W1 1A3, 7.00%, 10/25/44	15,505,337	16,261,222
Trust 2001-79 BA, 7.00%, 3/25/45	1,939,740	2,077,946
Trust 2006-W1 1A1, 6.50%, 12/25/45	2,033,570	2,111,100
Trust 2006-W1 1A2, 7.00%, 12/25/45	13,472,891	14,129,695
Trust 2006-W1 1A3, 7.50%, 12/25/45	216,303	228,537
Trust 2006-W1 1A4, 8.00%, 12/25/45	15,833,416	16,976,399
Trust 2007-W10 1A, 6.15%, 8/25/47	89,999,850	93,278,526
Trust 2007-W10 2A, 6.135%, 8/25/47	24,579,249	25,378,834
Freddie Mac
Series 2439 LG, 6.00%, 9/15/30	3,076,014	3,100,743
Series 3312 AB, 6.50%, 6/15/32	28,354,510	30,024,891
Series T-48 1A, 7.085%, 7/25/33	6,131,855	6,427,031
Ginnie Mae Series 1999-29 PB, 7.25%, 7/16/28	1,058,191	1,074,374

		469,000,361
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 40.9%
Fannie Mae, 10 Year 6.00%, 11/1/16	13,277,735	13,683,351
Fannie Mae, 15 Year
5.50%, 9/1/14-1/1/22	326,564,677	342,483,272

PAGE 5 ▪ DODGE & COX INCOME FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
6.00%, 4/1/13-3/1/23	$1,014,662,696	$1,065,487,082
6.50%, 11/1/12-11/1/18	123,455,076	129,622,014
7.00%, 12/1/10-12/1/11	380,822	391,208
7.50%, 11/1/14-8/1/17	11,495,651	12,109,598
Fannie Mae, 20 Year
6.00%, 2/1/28	55,373,834	58,027,873
6.50%, 4/1/19-10/1/24	45,501,430	48,341,150
Fannie Mae, 30 Year
6.00%, 11/1/28-3/1/36	299,936,526	315,542,108
6.50%, 12/1/32-5/1/38	715,289,490	753,732,888
7.00%, 4/1/32-12/1/37	293,437,926	312,546,539
8.00%, 1/1/12	48,380	50,675
Fannie Mae, Hybrid ARM
3.929%, 10/1/33	17,125,247	17,336,286
4.141%, 12/1/36	24,970,445	25,226,392
4.198%, 9/1/34	12,970,397	13,112,985
4.213%, 1/1/35	13,836,600	14,008,801
4.481%, 7/1/34	16,123,171	16,481,387
4.482%, 1/1/35	10,421,983	10,533,240
4.50%, 6/1/35-7/1/35	18,821,309	19,293,194
4.525%, 8/1/34	18,905,786	19,060,352
4.596%, 10/1/34	16,356,918	16,716,927
4.643%, 8/1/35	16,854,656	17,288,515
4.647%, 1/1/36	27,107,499	27,835,254
4.677%, 8/1/34	3,567,371	3,556,930
4.726%, 7/1/35	13,432,056	13,763,839
4.739%, 7/1/35	12,600,672	12,915,872
4.762%, 10/1/35	23,679,028	24,321,233
4.777%, 1/1/36	21,762,146	22,117,151
4.787%, 8/1/35	42,346,356	43,432,946
4.825%, 11/1/36	17,174,244	17,609,060
4.86%, 12/1/35	15,904,959	16,281,296
4.91%, 10/1/35	12,040,917	12,336,404
4.986%, 4/1/35	21,298,464	21,862,766
4.997%, 9/1/35	16,568,337	17,034,213
5.076%, 7/1/35	15,129,022	15,585,542
5.215%, 1/1/37	25,968,833	26,780,878
5.273%, 11/1/35	14,571,109	14,809,577
Fannie Mae, Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,590,000	14,185,842
Pool 555162, 4.826%, 1/1/13	14,432,923	15,103,069
Pool 555191, 4.858%, 2/1/13	14,578,779	15,275,686
Pool 545892, 5.235%, 10/1/12	42,891,445	45,279,603
Pool 888559, 5.425%, 6/1/17	36,445,674	38,515,978
Pool 888015, 5.548%, 11/1/16	47,688,872	51,946,023
Pool 555172, 5.678%, 12/1/12	2,505,193	2,654,386
Pool 545987, 5.834%, 9/1/12	18,778,472	20,144,223
Pool 545685, 5.932%, 4/1/12	21,801,314	23,016,722
Pool 545708, 6.046%, 5/1/12	1,855,789	1,980,580
Pool 545547, 6.094%, 3/1/12	12,375,672	13,276,532
Pool 545527, 6.114%, 2/1/12	8,729,701	9,348,578
Pool 545209, 6.13%, 10/1/11	23,555,566	24,961,182
Pool 545059, 6.224%, 5/1/11	21,971,722	23,135,957

	PAR VALUE	VALUE
Pool 545179, 6.253%, 9/1/11	$16,530,609	$17,522,887
Pool 323822, 6.379%, 7/1/09	1,159,482	1,157,488
Freddie Mac Gold, 10 Year 6.00%, 9/1/16	6,387,906	6,732,720
Freddie Mac Gold, 15 Year
5.50%, 11/1/13-10/1/20	113,053,533	118,278,132
6.00%, 4/1/13-11/1/23	317,766,955	333,440,990
6.50%, 2/1/11-9/1/18	44,782,195	47,033,645
7.00%, 12/1/11-3/1/12	531,825	545,599
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	57,504,857	59,970,060
6.00%, 7/1/25	13,311,002	14,013,235
6.50%, 7/1/21-10/1/26	33,490,189	35,512,462
Freddie Mac Gold, 30 Year
6.00%, 2/1/33	33,016,383	34,756,514
6.50%, 5/1/17-3/1/38	389,048,544	410,439,348
7.00%, 4/1/31	16,801,011	18,150,580
7.90%, 2/17/21	2,018,360	2,158,160
Freddie Mac Gold, Hybrid ARM
4.142%, 1/1/35	12,778,346	13,047,938
4.329%, 8/1/34	7,881,924	7,999,945
4.363%, 3/1/35	7,311,272	7,417,660
4.398%, 9/1/35	27,088,904	27,642,330
4.402%, 1/1/35	95,191,233	96,156,630
4.503%, 4/1/35	5,958,857	6,040,478
4.627%, 4/1/36	26,073,354	26,550,135
4.66%, 8/1/35	11,993,599	12,201,908
4.723%, 2/1/34	45,478,565	45,874,843
4.742%, 8/1/35	15,324,285	15,724,419
4.829%, 2/1/35	9,026,377	9,277,155
4.847%, 1/1/36	18,608,540	19,074,312
4.854%, 10/1/35	18,160,997	18,620,561
5.135%, 1/1/36	57,084,656	58,152,337
5.149%, 9/1/33	46,254,372	47,580,563
5.16%, 5/1/37	23,368,929	24,102,336
5.292%, 1/1/37	22,419,242	23,161,991
5.331%, 7/1/37	60,319,780	62,301,284
5.428%, 3/1/37	39,641,143	40,921,380
5.53%, 4/1/37	53,997,240	55,842,088
5.852%, 8/1/36	22,554,979	23,138,746
5.957%, 1/1/36	16,726,700	16,947,523
Ginnie Mae, 15 Year 7.00%, 4/15/09	180	181
Ginnie Mae, 30 Year
7.00%, 5/15/28	1,624,325	1,736,961
7.50%, 9/15/17-5/15/25	5,254,555	5,628,642
7.80%, 6/15/20-1/15/21	1,408,913	1,507,546

		5,576,504,871
PRIVATE LABEL CMO & REMIC SECURITIES: 0.1%
GSMPS Mortgage Loan Trust(b)
Series 2004-4 1A4, 8.50%, 6/25/34	10,416,894	10,056,600

		6,055,561,832

DODGE & COX INCOME FUND ▪ PAGE 6

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES: 2.2%
STUDENT LOAN: 2.2%
SLM Student Loan Trust
Series 2008-3 A1, 1.659%, 1/25/14	$10,046,907	$9,964,948
Series 2007-8 A1, 1.389%, 7/27/15	3,591,459	3,478,749
Series 2006-7 A2, 1.149%, 10/25/16	5,136,174	5,132,465
Series 2006-8 A2, 1.159%, 10/25/16	16,247,468	16,025,836
Series 2005-2 A4, 1.239%, 4/25/17	30,712,124	30,083,575
Series 2007-2 A2, 1.159%, 7/25/17	183,175,000	173,759,640
Series 2007-3 A2, 1.169%, 10/25/17	10,000,000	9,512,774
Series 2006-3A 4, 1.239%, 7/25/19	56,000,000	52,354,534

		300,312,521
CORPORATE: 46.5%
FINANCIALS: 15.2%
American International Group, Inc.(b) 8.25%, 8/15/18	78,800,000	33,718,205
Bank of America Corp.
5.30%, 3/15/17	105,000,000	77,156,415
8.00%, 12/15/26(a)	14,615,000	6,174,589
5.625%, 3/8/35(a)	21,450,000	8,926,237
6.625%, 5/23/36(a)	64,470,000	29,358,815
Boston Properties, Inc.
6.25%, 1/15/13	74,643,000	62,655,931
5.625%, 4/15/15	35,160,000	27,134,375
5.00%, 6/1/15	17,444,000	12,920,377
2.875%, 2/15/37	27,250,000	21,635,274
Capital One Financial Corp. 6.75%, 9/15/17	130,225,000	109,174,553
CIGNA Corp.
7.00%, 1/15/11	13,665,000	13,502,100
6.375%, 10/15/11	28,755,000	27,895,513
7.65%, 3/1/23	3,597,000	3,102,279
7.875%, 5/15/27	27,840,000	22,245,218
8.30%, 1/15/33	7,445,000	6,007,452
6.15%, 11/15/36	38,000,000	26,709,896
Citigroup, Inc.
6.125%, 11/21/17	77,115,000	66,859,168
2.938%, 5/15/18	161,000,000	100,845,335
GMAC, LLC(b)
6.875%, 9/15/11	365,615,000	259,813,331
6.875%, 8/28/12	35,495,000	23,426,700
8.00%, 11/1/31	124,120,000	59,721,579
Health Net, Inc. 6.375%, 6/1/17	46,160,000	31,965,800
HSBC Holdings PLC(c) (United Kingdom)
6.50%, 5/2/36	41,875,000	34,562,997
6.50%, 9/15/37	78,475,000	64,219,859
JPMorgan Chase & Co.
8.75%, 9/1/30(a)	26,480,000	19,261,976
5.875%, 3/15/35(a)	14,625,000	8,383,840
5.85%, 8/1/35(a)	22,090,000	12,587,382
Kaupthing Bank hf.(b),(c),(e) (Iceland) 7.125%, 5/19/16	118,913,000	11,891

	PAR VALUE	VALUE
Liberty Mutual Group, Inc.(b)
4.875%, 2/1/10	$15,225,000	$14,742,810
7.25%, 9/1/12	18,122,000	16,109,586
SLM Corp. 8.45%, 6/15/18	124,500,000	67,245,936
Travelers Cos., Inc.
8.125%, 4/15/10	21,575,000	21,814,504
5.00%, 3/15/13	17,118,000	16,927,780
5.50%, 12/1/15	14,152,000	13,932,137
6.25%, 6/20/16	44,360,000	45,041,345
5.75%, 12/15/17	36,040,000	35,225,028
Unum Group
7.625%, 3/1/11	11,496,000	11,440,083
6.85%, 11/15/15(b)	21,150,000	16,770,068
7.19%, 2/1/28	11,640,000	7,300,701
7.25%, 3/15/28	25,730,000	16,925,577
6.75%, 12/15/28	8,005,000	5,032,055
WellPoint, Inc.
6.375%, 1/15/12	7,662,000	7,857,611
5.00%, 12/15/14	15,685,000	14,948,297
5.25%, 1/15/16	121,540,000	110,899,902
7.00%, 2/15/19	34,760,000	34,778,736
Wells Fargo & Co.
1.255%, 4/23/12	154,790,000	130,394,773
2.94%, 5/1/13	166,000,000	140,496,354
6.00%, 11/15/17	80,000,000	69,798,240
5.625%, 12/11/17	39,145,000	35,716,368
5.75%, 2/1/18	84,060,000	74,466,737

		2,077,841,715
INDUSTRIALS: 27.1%
AT&T, Inc. 8.00%, 11/15/31	160,005,000	173,795,031
BHP Billiton Ltd.(c) (Australia) 5.50%, 4/1/14	73,575,000	74,082,226
Boston Scientific Corp.
5.45%, 6/15/14	51,258,000	46,901,070
6.25%, 11/15/15	15,000,000	13,912,500
6.40%, 6/15/16	66,687,000	62,018,910
Comcast Corp.
5.30%, 1/15/14	75,090,000	72,900,676
5.85%, 11/15/15	24,985,000	23,970,609
5.90%, 3/15/16	41,765,000	40,343,486
6.50%, 1/15/17	42,020,000	41,596,228
6.30%, 11/15/17	31,370,000	30,523,732
5.875%, 2/15/18	58,260,000	55,393,317
6.45%, 3/15/37	3,120,000	2,725,788
6.95%, 8/15/37	16,599,000	15,457,188
6.40%, 5/15/38	12,600,000	10,993,853
Covidien Ltd. 6.00%, 10/15/17	32,700,000	33,165,190
Cox Communications, Inc.
5.45%, 12/15/14	114,974,000	103,412,100
5.875%, 12/1/16(b)	78,390,000	69,515,468

PAGE 7 ▪ DODGE & COX INCOME FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
9.375%, 1/15/19(b)	$88,095,000	$94,380,314
8.375%, 3/1/39(b)	57,000,000	53,480,250
Dillard’s, Inc.
9.50%, 9/1/09	550,000	537,625
7.85%, 10/1/12	1,900,000	1,045,000
7.13%, 8/1/18	24,015,000	8,405,250
7.75%, 7/15/26	21,666,000	6,526,883
7.75%, 5/15/27	12,903,000	4,257,990
7.00%, 12/1/28	28,825,000	8,395,281
Dow Chemical Co.
4.027%, 9/30/09(b)	54,087,000	53,472,950
6.00%, 10/1/12	9,875,000	8,500,669
7.375%, 11/1/29	48,884,000	31,515,417
Ford Motor Credit Co.(f)
7.375%, 2/1/11	305,048,000	230,527,519
7.25%, 10/25/11	234,430,000	168,789,600
7.80%, 6/1/12	38,625,000	26,844,375
7.00%, 10/1/13	2,070,000	1,384,130
General Electric Co. 5.00%, 2/1/13	31,739,000	31,742,555
HCA, Inc.
8.75%, 9/1/10	54,920,000	54,645,400
7.875%, 2/1/11	54,800,000	53,019,000
6.95%, 5/1/12	147,133,000	133,155,365
6.30%, 10/1/12	32,100,000	26,803,500
6.25%, 2/15/13	39,655,000	29,542,975
6.75%, 7/15/13	29,463,000	22,023,593
5.75%, 3/15/14	28,700,000	18,798,500
6.50%, 2/15/16	19,690,000	12,946,175
Hewlett-Packard Co. 6.125%, 3/1/14	195,625,000	208,331,431
Lafarge SA(c) (France) 6.50%, 7/15/16	69,585,000	50,797,050
Liberty Media Corp.
8.50%, 7/15/29	12,043,000	6,724,570
8.25%, 2/1/30	29,445,000	15,998,970
Macy’s, Inc.
8.00%, 7/15/12	11,372,000	9,192,249
7.625%, 8/15/13	7,155,000	5,213,406
7.875%, 7/15/15	70,935,000	52,354,073
6.65%, 7/15/24	6,375,000	3,430,528
7.00%, 2/15/28	29,850,000	15,973,660
6.70%, 9/15/28	20,550,000	10,518,772
6.90%, 4/1/29	31,140,000	15,709,071
6.90%, 1/15/32	33,720,000	18,219,961
6.70%, 7/15/34	62,880,000	34,732,523
6.375%, 3/15/37	1,100,000	616,999
Nordstrom, Inc.
6.25%, 1/15/18	3,600,000	2,852,148
6.95%, 3/15/28	12,620,000	8,467,946
Pfizer, Inc. 4.45%, 3/15/12	93,630,000	96,172,335
Reed Elsevier PLC(c) (United Kingdom) 8.625%, 1/15/19	69,040,000	70,787,402

	PAR VALUE	VALUE
Roche Holdings, Ltd.(b),(c) (Switzerland)
4.50%, 3/1/12	$112,425,000	$114,442,804
6.00%, 3/1/19	65,675,000	67,596,716
Sprint Nextel Corp.
6.00%, 12/1/16	91,530,000	65,443,950
6.90%, 5/1/19	16,110,000	11,357,550
6.875%, 11/15/28	24,290,000	14,695,450
Time Warner Cable, Inc.
8.75%, 2/14/19	34,460,000	36,590,524
8.25%, 4/1/19	55,395,000	56,925,121
Time Warner, Inc.
7.625%, 4/15/31	197,133,000	176,143,264
7.70%, 5/1/32	155,313,000	139,663,041
Wyeth
5.50%, 2/1/14	110,715,000	116,296,807
5.50%, 2/15/16	15,000,000	15,357,955
5.45%, 4/1/17	47,445,000	47,475,223
Xerox Corp.
7.125%, 6/15/10	77,900,000	79,556,820
6.875%, 8/15/11	52,650,000	50,242,210
6.40%, 3/15/16	38,716,000	29,519,479
7.20%, 4/1/16	25,591,000	19,705,070
6.75%, 2/1/17	46,321,000	35,377,617
6.35%, 5/15/18	52,185,000	38,877,825

		3,692,808,208
TRANSPORTATION: 4.2%
Burlington Northern Santa Fe Corp.
4.30%, 7/1/13	7,883,000	7,632,809
4.875%, 1/15/15	7,835,000	7,385,961
7.57%, 1/2/21	19,791,972	20,701,728
8.251%, 1/15/21	6,639,468	7,238,603
5.72%, 1/15/24	26,121,631	25,689,894
5.629%, 4/1/24	40,719,225	39,775,205
5.342%, 4/1/24	9,499,294	8,976,731
5.996%, 4/1/24	51,723,386	53,276,530
CSX Corp.
9.75%, 6/15/20	10,272,000	10,669,331
6.251%, 1/15/23	22,073,281	21,121,002
FedEx Corp.
7.375%, 1/15/14	22,680,000	24,044,111
8.00%, 1/15/19	18,485,000	19,454,631
6.72%, 7/15/23	22,399,130	21,795,366
7.65%, 7/15/24	2,669,229	2,803,012
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	32,877,741
9.75%, 6/15/20	14,188,000	16,415,899
Union Pacific Corp.
6.50%, 4/15/12	12,337,000	12,845,445
5.375%, 5/1/14	22,886,000	23,013,384
4.875%, 1/15/15	10,764,000	10,271,310
6.85%, 1/2/19	6,851,499	7,334,676
7.875%, 1/15/19	11,875,000	13,095,976
6.70%, 2/23/19	8,477,208	9,058,793

DODGE & COX INCOME FUND ▪ PAGE 8

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
7.60%, 1/2/20	$1,524,212	$1,604,866
6.125%, 2/15/20	47,300,000	46,039,833
6.061%, 1/17/23	16,040,251	15,820,209
4.698%, 1/2/24	5,845,024	5,268,333
5.082%, 1/2/29	10,617,815	10,243,377
5.866%, 7/2/30	59,703,067	55,146,577
6.176%, 1/2/31	41,075,347	40,560,999

		570,162,332

		6,340,812,255

TOTAL FIXED INCOME SECURITIES (Cost $14,335,218,452)		$13,351,476,098

PREFERRED STOCKS: 0.2%
FINANCIALS: 0.2%
DIVERSIFIED FINANCIALS: 0.2%
Preferred Blocker, Inc. (a subsidiary of GMAC, LLC)(b)	116,113	23,117,378

TOTAL PREFERRED STOCKS (Cost $23,222,600)		$23,117,378

SHORT-TERM INVESTMENTS: 0.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$40,910,778	$40,910,778

REPURCHASE AGREEMENT: 0.4%
Fixed Income Clearing Corporation(d) 0.14%, 4/1/09, maturity value $56,952,221	56,952,000	56,952,000

TOTAL SHORT-TERM INVESTMENTS (Cost $97,862,778)		$97,862,778

TOTAL INVESTMENTS (Cost $14,456,303,830)	98.8%	$13,472,456,254
OTHER ASSETS LESS LIABILITIES	1.2%	157,848,975

NET ASSETS	100.0%	$13,630,305,229

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, all such securities in total represented $910,376,650 or 6.7% of net assets.

(c)	Security denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by Freddie Mac 0.00%, 12/31/09. Total collateral value is $58,093,075.
(e)

Non-income producing / security in default. On October 9, 2008, Kaupthing Bank requested protection under the Icelandic Financial Supervisory Authority, which has appointed a resolution committee to oversee the affairs of Kaupthing, including supervision of its assets and business operations.

(f)	Subsidiary (see Note below)

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

PAGE 9 ▪ DODGE & COX INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$306,390,716
Level 2: Other Significant Observable Inputs	13,166,065,538
Level 3: Significant Unobservable Inputs	—

Total	$13,472,456,254

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized depreciation aggregated $983,847,576, of which $283,719,893 represented appreciated securities and $1,267,567,469 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX INCOME FUND ▪ PAGE 10

OFFICERS AND TRUSTEES

John A. Gunn, Chairman & Trustee

Chairman & Chief Executive Officer, Dodge & Cox

Kenneth E. Olivier, President & Trustee

President, Dodge & Cox

Dana M. Emery, Senior Vice President & Trustee

Executive Vice President, Dodge & Cox

William F. Ausfahl, Independent Trustee

Former Chief Financial Officer and member of Board of Directors, The Clorox Company

L. Dale Crandall, Independent Trustee

Former President, Kaiser Foundation Health Plan and Hospitals

Thomas A. Larsen, Independent Trustee

Director, Howard, Rice, Nemerovski, Canady, Falk & Rabkin

John B. Taylor, Independent Trustee

Professor of Economics, Stanford University; Senior Fellow, Hoover Institute and

former Under Secretary for International Affairs, United States Treasury

Will C. Wood, Independent Trustee

Principal, Kentwood Associates, Financial Advisers

Charles F. Pohl, Senior Vice President

Vice President & Chief Investment Officer, Dodge & Cox

Diana S. Strandberg, Senior Vice President

Vice President, Dodge & Cox

David H. Longhurst, Treasurer

Vice President & Assistant Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary

Chief Operating Officer, Secretary & General Counsel, Dodge & Cox

Marcia P. Venegas, Chief Compliance Officer

Associate Chief Compliance Officer, Dodge & Cox

PAGE 11 ▪ DODGE & COX INCOME FUND